UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Emerging Markets Dividend Fund

BlackRock Energy & Resources Portfolio

BlackRock Advantage Large Cap Growth Fund (Formerly BlackRock Flexible Equity Fund)

BlackRock Advantage International Fund (Formerly BlackRock Global

  Opportunities Portfolio)

BlackRock Health Sciences Opportunities Portfolio

BlackRock International Dividend Fund (Formerly BlackRock International

  Opportunities Portfolio)

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Science & Technology Opportunities Portfolio

BlackRock Advantage Small Cap Growth Fund (Formerly BlackRock SmallCap

  Growth Equity Portfolio)

BlackRock Tactical Opportunities Fund

BlackRock High Equity Income Portfolio (Formerly BlackRock U.S. Opportunities Portfolio)

Blackrock All-Cap Energy & Resources Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2017

Date of reporting period: 06/30/2017

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2017 (Unaudited)	BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 6.2%
Aristocrat Leisure Ltd.	159,742	$2,769,433
BHP Billiton Ltd.	82,941	1,478,330
BHP Billiton PLC	40,363	618,393
BT Investment Management Ltd.	2,506	21,931
Caltex Australia Ltd.	54,633	1,326,666
Challenger Ltd.	8,975	92,043
CIMIC Group Ltd.	21,919	654,015
Coca-Cola Amatil Ltd.	7,623	54,094
Cochlear Ltd.	8,893	1,062,154
Commonwealth Bank of Australia	5,882	374,190
CSL Ltd.	10,226	1,085,280
CSR Ltd.	76,226	247,734
Downer EDI Ltd.	22,960	113,098
Ensogo Ltd. (a)(b)	122,284	1
Harvey Norman Holdings Ltd.	81,705	239,925
Macquarie Group Ltd.	10,459	711,251
Mirvac Group	280,556	458,776
National Australia Bank Ltd.	34,465	784,024
Platinum Asset Management Ltd.	6,700	23,835
Qantas Airways Ltd.	664,178	2,919,417
Santos Ltd. (a)	39,065	90,858
Scentre Group	62,841	195,378
Stockland	310,465	1,044,062
Suncorp Group Ltd.	16,487	187,787
Sydney Airport	216,130	1,177,321
Tabcorp Holdings Ltd.	7,696	25,847
Telstra Corp. Ltd.	213,370	705,001
Westpac Banking Corp.	52,128	1,220,519

		19,681,363
Austria — 1.0%
Lenzing AG	414	74,190
OMV AG	51,213	2,660,145
Raiffeisen Bank International AG (a)	6,310	159,275
Wienerberger AG	10,632	241,870

		3,135,480
Belgium — 0.0%
KBC Group NV	985	74,682
Proximus SADP	1,304	45,639

		120,321
China — 1.6%
AIA Group Ltd.	158,800	1,161,838
CLP Holdings Ltd.	265,500	2,807,489
Yangzijiang Shipbuilding Holdings Ltd.	1,130,900	977,243

		4,946,570
Denmark — 2.4%
Danske Bank A/S	57,339	2,206,008
Genmab A/S (a)	1,288	274,627
GN Store Nord A/S	22,693	662,613

Common Stocks	Shares	Value
Denmark (continued)
Novo Nordisk A/S, Class B	64,607	$2,775,987
Topdanmark A/S (a)	18,103	578,122
Vestas Wind Systems A/S	11,084	1,023,800

		7,521,157
Finland — 2.4%
Metso OYJ	6,938	240,734
Orion Oyj, Class B	259	16,545
Sampo Oyj, A Shares	61,183	3,139,038
Tieto OYJ	2,631	81,394
UPM-Kymmene OYJ	103,093	2,939,674
Valmet OYJ	55,371	1,075,930

		7,493,315
France — 8.4%
Arkema SA	2,095	223,729
Atos SE	1,040	145,923
AXA SA	64,120	1,755,824
BNP Paribas SA	27,598	1,986,859
Bouygues SA	2,062	86,873
Capgemini SE	197	20,351
Cie Generale des Etablissements Michelin	17,189	2,287,759
Compagnie de Saint-Gobain	35,126	1,875,910
Engie SA	44,671	674,254
Eurazeo SE	3,210	240,840
Faurecia	8,956	454,171
Hermes International	105	51,868
ICADE	437	36,661
Ipsen SA	124	16,968
Kering	3,769	1,283,392
Lagardere SCA	5,384	169,888
Legrand SA	4,588	320,617
L’Oreal SA	1,357	282,955
LVMH Moet Hennessy Louis Vuitton SE	8,069	2,017,701
Nexity SA	3,881	225,250
Orange SA	14,670	233,472
Peugeot SA	124,827	2,487,764
Renault SA	8,120	734,661
Sanofi	26,143	2,505,027
SCOR SE	10,776	428,108
Société Générale SA	16,046	865,293
Sodexo SA	116	14,992
Thales SA	17,953	1,932,184
TOTAL SA	11,544	573,126
Ubisoft Entertainment SA (a)	2,765	156,973
Unibail-Rodamco SE	69	17,386
Valeo SA	12,188	819,997
Veolia Environnement SA	1,872	39,605
Vivendi SA	75,673	1,685,050

		26,651,431

Portfolio Abbreviations
ADR	American Depositary Receipts	GBP	British Pound	OTC	Over-the-counter
AUD	Australian Dollar	JPY	Japanese Yen	REIT	Real Estate Investment Trust
CVR	Contingent Value Rights	NZD	New Zealand Dollar	USD	U.S. Dollar

BLACKROCK FUNDS	JUNE 30, 2017	1

Schedule of Investments (continued)	BlackRock Advantage International Fund

Common Stocks	Shares	Value
Germany — 10.1%
Aareal Bank AG	1,139	$45,224
adidas AG	3,243	621,843
Allianz SE, Registered Shares	14,275	2,817,065
BASF SE	3,048	282,883
Bayer AG, Registered Shares	19,445	2,520,275
Beiersdorf AG	13,505	1,420,480
Commerzbank AG (a)	5,154	61,544
Continental AG	600	129,798
CTS Eventim AG & Co. KGaA	2,837	125,622
Deutsche Telekom AG, Registered Shares	212,894	3,837,417
E.ON SE	305,355	2,882,548
Evonik Industries AG	16,516	528,608
Fielmann AG	1,488	114,846
Fresenius Medical Care AG & Co. KGaA	11,800	1,138,663
Fresenius SE & Co. KGaA	4,559	391,404
Hannover Rueck SE	1,799	216,085
Henkel AG & Co. KGaA	1,010	122,346
Henkel AG & Co. KGaA, Preference Shares	12,694	1,750,427
HOCHTIEF AG	14,456	2,653,822
Infineon Technologies AG	25,776	547,498
Kloeckner & Co. SE	20,133	212,338
LANXESS AG	29,033	2,201,874
ProSiebenSat.1 Media SE	17,012	713,646
Rheinmetall AG	618	58,824
RWE AG (a)	6,867	137,174
SAP SE	40,259	4,213,973
Siemens AG, Registered Shares	2,840	390,654
Siltronic AG (a)	136	11,555
Software AG	10,678	468,340
Suedzucker AG	27,904	582,562
TAG Immobilien AG	1,159	18,255
Talanx AG	4,995	186,843
TUI AG	43,258	630,611
Wacker Chemie AG	1,158	126,034

		32,161,081
Hong Kong — 2.6%
BOC Hong Kong Holdings Ltd.	109,000	521,643
Chow Tai Fook Jewellery Group Ltd.	64,000	67,807
Galaxy Entertainment Group Ltd.	94,000	570,515
Haitong International Securities Group Ltd.	31,000	18,308
Hang Lung Group Ltd.	6,000	24,826
Hang Lung Properties Ltd.	235,000	587,299
Henderson Land Development Co. Ltd.	166,000	925,602
HKT Trust & HKT Ltd. (c)	115,000	150,830
Jardine Matheson Holdings Ltd.	9,700	622,701
Kerry Properties Ltd.	239,500	813,195
New World Development Co. Ltd.	204,000	258,589
Sands China Ltd.	14,400	65,917
Sino Land Co. Ltd.	54,000	88,473
SJM Holdings Ltd.	346,000	364,570
Sun Hung Kai Properties Ltd.	91,000	1,336,806
Swire Properties Ltd.	69,800	230,090
VTech Holdings, Ltd.	2,600	41,186
WH Group Ltd.	884,000	892,638
Wharf Holdings Ltd.	23,000	190,318
Wheelock & Co. Ltd.	45,000	339,417
Xinyi Glass Holdings, Ltd.	28,000	27,715

		8,138,445
Ireland — 0.4%
DCC PLC	12,183	1,109,499
Experian PLC	1,213	24,894
Smurfit Kappa Group PLC (a)	381	11,860

		1,146,253

Common Stocks	Shares	Value
Italy — 2.3%
Amplifon SpA	5,700	$75,218
Assicurazioni Generali SpA	75,428	1,245,030
Atlantia SpA	26,847	755,192
Azimut Holding SpA	2,308	46,432
Banca Generali SpA	543	16,203
Banca Mediolanum SpA	2,095	17,398
Banco BPM SpA (a)	55,694	187,049
Ferrari NV	13,248	1,140,008
FinecoBank Banca Fineco SpA	2,234	17,610
Mediaset SpA (a)	22,910	90,259
Mediobanca SpA	182,924	1,809,677
Moncler SpA	21,744	510,083
Recordati SpA	19,848	805,218
UniCredit SpA (a)	26,311	492,839
Unipol Gruppo Finanziario SpA	2,873	12,606

		7,220,822
Japan — 22.1%
Aisin Seiki Co. Ltd.	700	35,985
Alfresa Holdings Corp.	600	11,600
Astellas Pharma, Inc.	237,900	2,915,869
Canon, Inc.	4,200	142,864
Central Japan Railway Co.	4,200	685,931
Chiba Bank Ltd.	57,000	414,813
Chiyoda Corp.	6,000	35,441
Chubu Electric Power Co., Inc.	47,700	634,346
COMSYS Holdings Corp.	5,700	117,689
Dai Nippon Printing Co. Ltd.	33,000	367,618
Daicel Corp.	47,400	592,442
Dai-ichi Life Holdings, Inc.	19,400	352,137
Daiichi Sankyo Co. Ltd.	64,100	1,512,947
Daikin Industries Ltd.	1,500	153,888
Daito Trust Construction Co. Ltd.	18,000	2,804,323
DeNA Co. Ltd.	24,400	548,401
Denka Co. Ltd.	4,000	20,699
Denso Corp.	11,500	488,039
Dentsu, Inc.	2,300	110,338
Dowa Holdings Co. Ltd.	4,000	30,340
East Japan Railway Co.	6,700	641,835
Eisai Co. Ltd.	4,600	254,507
Electric Power Development Co. Ltd.	700	17,338
Fast Retailing Co. Ltd.	600	200,655
Fuji Media Holdings, Inc.	800	10,906
FUJIFILM Holdings Corp.	7,200	259,614
Fujitsu General Ltd.	17,100	396,550
Fujitsu Ltd.	160,000	1,183,403
Glory Ltd.	2,500	82,109
Haseko Corp.	1,500	18,266
Hitachi Ltd.	535,000	3,298,645
Hokuhoku Financial Group, Inc.	7,000	111,970
Honda Motor Co. Ltd.	50,400	1,380,863
Hoya Corp.	1,200	62,474
Iida Group Holdings Co. Ltd.	70,200	1,171,743
ITOCHU Corp.	38,900	579,179
Itochu Techno-Solutions Corp.	1,900	66,628
Iyo Bank Ltd.	1,300	10,799
J Front Retailing Co. Ltd.	4,300	66,265
Japan Airport Terminal, Co. Ltd.	400	15,356
Japan Display, Inc. (a)	10,900	20,673
Japan Petroleum Exploration, Co. Ltd.	3,600	75,211
Japan Tobacco, Inc.	1,400	49,207
JSR Corp.	1,500	25,967
JXTG Holdings, Inc.	410,400	1,795,710
Kao Corp.	10,900	648,096
KDDI Corp.	25,700	679,704

2	BLACKROCK FUNDS	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock Advantage International Fund

Common Stocks	Shares	Value
Japan (continued)
Keisei Electric Railway Co. Ltd.	600	$16,058
Konami Holdings Corp.	800	44,533
Konica Minolta, Inc.	2,500	20,857
Kubota Corp.	3,300	55,779
Lintec Corp.	7,600	182,109
Marubeni Corp.	18,200	117,912
Miraca Holdings, Inc.	5,300	238,707
Mitsubishi Chemical Holdings Corp.	342,400	2,852,793
Mitsubishi Corp.	68,800	1,446,246
Mitsubishi Electric Corp.	6,500	94,007
Mitsubishi Estate Co. Ltd.	28,400	530,876
Mitsubishi Logistics Corp.	4,000	53,374
Mitsui & Co. Ltd.	800	11,453
Mitsui Chemicals, Inc.	51,000	271,594
Mitsui Fudosan Co. Ltd.	5,700	136,563
Mizuho Financial Group, Inc.	832,000	1,525,450
MS&AD Insurance Group Holdings, Inc.	3,700	124,796
Nexon Co. Ltd. (a)	2,200	43,639
Nintendo Co. Ltd.	2,500	836,979
Nippon Building Fund, Inc.	5	25,517
Nippon Shinyaku, Co. Ltd.	400	25,606
Nippon Telegraph & Telephone Corp.	49,600	2,341,324
Nippon Television Holdings, Inc.	8,300	139,937
Nishimatsu Construction, Co. Ltd.	44,000	233,668
Nissan Motor Co. Ltd.	322,300	3,218,144
Nitto Denko Corp.	300	24,774
Nomura Holdings, Inc.	113,600	685,058
Nomura Real Estate Holdings, Inc.	2,800	55,103
NS Solutions Corp.	500	11,918
NSK Ltd.	3,100	39,010
NTT Data Corp.	1,000	11,157
NTT DOCOMO, Inc.	138,900	3,285,080
Ono Pharmaceutical Co. Ltd.	13,200	287,910
ORIX Corp.	135,700	2,111,473
Osaka Gas Co. Ltd.	18,000	73,707
Pigeon Corp.	1,800	65,440
Pola Orbis Holdings, Inc.	1,900	50,268
Resona Holdings, Inc.	416,600	2,301,220
Resorttrust, Inc.	1,200	22,142
Sankyo Co. Ltd.	2,800	95,117
Sankyu, Inc.	2,000	13,084
Secom Co. Ltd.	7,800	593,463
Seino Holdings Co. Ltd.	1,900	25,330
Sekisui House Ltd.	14,000	247,430
Senshu Ikeda Holdings, Inc.	54,900	232,249
Seven & i Holdings Co. Ltd.	51,600	2,129,245
Seven Bank Ltd.	3,700	13,266
Shin-Etsu Chemical Co. Ltd.	2,600	236,633
Shionogi & Co. Ltd.	17,600	981,339
Showa Shell Sekiyu KK	8,300	77,093
Sojitz Corp.	9,400	23,140
Sompo Holdings, Inc.	400	15,526
Sosei Group Corp. (a)	300	33,001
Square Enix Holdings Co. Ltd.	900	29,495
Sumitomo Chemical Co. Ltd.	144,000	832,291
Sumitomo Corp.	79,400	1,035,390
Sumitomo Electric Industries Ltd.	6,200	95,917
Sumitomo Forestry Co. Ltd.	5,300	83,488
Sumitomo Mitsui Financial Group, Inc.	99,000	3,865,402
Sumitomo Mitsui Trust Holdings, Inc.	40,600	1,458,323
Sumitomo Realty & Development Co. Ltd.	41,000	1,269,699
T&D Holdings, Inc.	15,600	238,557
Takeda Pharmaceutical Co. Ltd.	9,100	461,998
TDK Corp.	1,500	99,153
Teijin Ltd.	4,200	81,048

Common Stocks	Shares	Value
Japan (continued)
Toho Gas Co. Ltd.	6,000	$43,704
Tokai Rika Co. Ltd.	6,500	120,253
Tokio Marine Holdings, Inc.	4,600	191,421
Tokyo Broadcasting System Holdings, Inc.	600	10,643
Tokyo Electron Ltd.	2,700	365,021
Tokyo Gas Co. Ltd.	316,000	1,645,948
Tokyu Corp.	14,000	106,982
Tokyu Fudosan Holdings Corp.	3,000	17,791
Toppan Printing Co. Ltd.	20,000	219,920
Toyo Seikan Group Holdings Ltd.	3,400	57,558
Toyota Boshoku Corp.	1,300	24,488
Toyota Motor Corp.	51,100	2,685,995
Trend Micro, Inc.	1,600	82,693
TS Tech Co. Ltd.	7,900	230,888
TV Asahi Holdings Corp.	600	10,839
West Japan Railway Co.	5,800	410,382
Yamada Denki Co. Ltd.	19,300	95,961
Yamato Holdings Co. Ltd.	9,000	182,840
Zeon Corp.	44,000	470,959

		69,952,527
Netherlands — 5.0%
Aegon NV	13,688	70,054
ASML Holding NV	456	59,441
BE Semiconductor Industries NV	26,321	1,407,532
Euronext NV (d)	2,383	123,761
Gemalto NV	243	14,574
ING Groep NV	240,128	4,145,283
Koninklijke DSM NV	39,462	2,870,178
Koninklijke KPN NV	295,986	947,324
Koninklijke Philips NV	1,849	65,822
PostNL NV (a)	51,415	239,939
Royal Dutch Shell PLC, A Shares	73,662	1,957,114
Royal Dutch Shell PLC, B Shares	60,636	1,627,867
Unilever NV CVA	36,268	2,002,063
Wolters Kluwer NV	4,897	207,109

		15,738,061
New Zealand — 0.0%
Fisher & Paykel Healthcare Corp. Ltd.	9,088	76,274
Spark New Zealand Ltd.	11,164	30,934

		107,208
Norway — 0.7%
DNB ASA	7,910	134,666
Marine Harvest ASA	35,923	614,614
Telenor ASA	98,658	1,636,760

		2,386,040
Portugal — 0.7%
Banco Comercial Portugues SA (a)	831,264	223,691
Jeronimo Martins SGPS SA	100,638	1,964,838
NOS SGPS SA	30,511	185,171

		2,373,700
Singapore — 1.4%
CapitaLand Commercial Trust	65,300	78,700
CapitaLand Ltd.	572,500	1,454,734
ComfortDelGro Corp. Ltd.	88,600	147,989
DBS Group Holdings Ltd.	13,800	207,701
Jardine Cycle & Carriage Ltd.	3,600	115,908
Venture Corp. Ltd.	206,700	1,809,288
Yanlord Land Group Ltd.	433,300	552,284

		4,366,604

BLACKROCK FUNDS	JUNE 30, 2017	3

Schedule of Investments (continued)	BlackRock Advantage International Fund

Common Stocks	Shares	Value
South Africa — 0.2%
Mondi PLC	20,847	$546,648
Spain — 3.7%
ACS Actividades de Construccion y Servicios SA	57,761	2,233,269
Aena SA	1,206	235,502
Amadeus IT Group SA	53,516	3,198,965
Banco Bilbao Vizcaya Argentaria SA	27,399	228,233
Banco Santander SA	97,282	645,942
Corp. Financiera Alba SA	4,239	256,120
Distribuidora Internacional de Alimentacion SA	125,579	783,662
Grifols SA	6,585	183,598
Industria de Diseno Textil SA	3,719	142,828
Mediaset Espana Comunicacion SA (a)	206,890	2,576,520
Melia Hotels International SA	1,453	21,762
Repsol SA	15,258	233,922
Telefonica SA	105,722	1,094,396

		11,834,719
Sweden — 4.1%
Atlas Copco AB, A Shares	49,233	1,893,097
Atlas Copco AB, B Shares	4,957	171,338
Electrolux AB, Series B	89,267	2,927,177
Fabege AB	11,369	218,862
Intrum Justitia AB	24,824	843,030
JM AB	6,680	236,669
Loomis AB, Class B	2,536	90,908
Modern Times Group MTG AB, B Shares	12,103	416,594
NCC AB, B Shares	5,216	146,922
Sandvik AB	77,909	1,226,618
Skandinaviska Enskilda Banken AB	37,471	453,648
Svenska Handelsbanken AB, A Shares	58,822	842,456
Swedbank AB, A Shares	16,620	405,625
Swedish Match AB	40,946	1,442,561
Volvo AB, B Shares	94,112	1,604,953

		12,920,458
Switzerland — 7.1%
Georg Fischer AG, Registered Shares	836	810,903
Glencore PLC	116,277	435,719
IWG PLC	11,386	48,002
Logitech International SA, Registered Shares	71,029	2,613,651
Lonza Group AG, Registered Shares	14,418	3,123,172
Nestle SA, Registered Shares	46,106	4,021,258
Novartis AG, Registered Shares	26,421	2,206,857
Roche Holding AG	8,442	2,157,057
Schindler Holding AG Participation Certificates	5,436	1,152,502
STMicroelectronics NV	46,766	672,474
Straumann Holding AG, Registered Shares	2,860	1,628,687
Temenos Group AG, Registered Shares	9,103	814,382
UBS Group AG, Registered Shares (a)	172,605	2,935,301

		22,619,965
United Kingdom — 13.4%
3i Group PLC	19,291	226,816
Anglo American PLC (a)	43,509	581,271
Ashmore Group PLC	9,011	41,476
AstraZeneca PLC	9,537	638,825
Auto Trader Group PLC	10,611	52,539
Aviva PLC	62,911	431,532
BAE Systems PLC	27,165	224,256
Barclays PLC	283,435	749,625
Barratt Developments PLC	52,266	383,858
BP PLC	251,072	1,449,239
British American Tobacco PLC	73,567	5,013,096
Britvic PLC	46,508	419,188

Common Stocks	Shares	Value
United Kingdom (continued)
BT Group PLC	14,906	$57,317
Carnival PLC	11,334	749,448
Centrica PLC	67,631	176,332
Close Brothers Group PLC	6,822	134,187
Compass Group PLC	35,396	747,130
Croda International PLC	1,362	68,976
Diageo PLC	71,356	2,108,707
Dialog Semiconductor PLC (a)	8,151	348,255
Direct Line Insurance Group PLC	75,172	348,087
Dixons Carphone PLC	69,111	255,482
DS Smith PLC	7,699	47,517
Electrocomponents PLC	15,394	115,792
Fevertree Drinks PLC	2,675	59,506
GKN PLC	54,925	233,299
GlaxoSmithKline PLC	89,772	1,911,010
Hays PLC	44,898	97,075
HSBC Holdings PLC	446,565	4,145,022
Imperial Brands PLC	40,038	1,799,203
Inchcape PLC	15,234	149,749
Indivior PLC	14,390	58,595
InterContinental Hotels Group PLC	25,433	1,412,394
Intertek Group PLC	41,855	2,299,327
ITV PLC	39,014	92,349
JD Sports Fashion PLC	8,315	37,876
Johnson Matthey PLC	1,915	71,672
Jupiter Fund Management PLC	7,340	48,277
Legal & General Group PLC	45,098	151,756
Lloyds Banking Group PLC	1,314,467	1,132,782
National Grid PLC	63,623	788,324
Old Mutual PLC	147,803	372,891
Persimmon PLC	4,743	138,527
Playtech PLC	1,876	23,239
Prudential PLC	29,453	676,061
QinetiQ Group PLC	338,010	1,190,745
Reckitt Benckiser Group PLC	6,822	691,571
Rentokil Initial PLC	106,118	377,629
Rightmove PLC	27,502	1,521,786
Rio Tinto PLC	19,095	808,712
Schroders PLC	1,843	74,524
Severn Trent PLC	12,124	344,668
Shire PLC	20,039	1,104,935
Smiths Group PLC	817	16,987
Spirax-Sarco Engineering PLC	6,605	460,653
Standard Life PLC	24,807	128,997
Tate & Lyle PLC	27,138	233,887
Thomas Cook Group PLC	164,479	192,705
UBM PLC	18,913	169,968
Unilever PLC	9,374	507,304
Vodafone Group PLC	749,647	2,128,974
WH Smith PLC	2,417	53,951
Wm Morrison Supermarkets PLC	179,452	563,633
Wolseley PLC	8,203	503,484
Worldpay Group PLC	30,178	123,743
WPP PLC	2,971	62,560

		42,329,301
United States — 0.4%
Strategic Growth Bancorp (Acquired 3/10/14, cost $1,691,208) (a)(b)(e)	37,254	1,302,404
Total Common Stocks — 96.2%		304,693,873

4	BLACKROCK FUNDS	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock Advantage International Fund

Preferred Stocks	Shares	Value
India — 0.1%
Jasper Infotech Private Ltd., Series F (Acquired 5/07/14, cost $576,742) (a)(b)(e)	81	$281,158
Jasper Infotech Private Ltd., Series G (Acquired 10/29/14, cost $227,633) (a)(b)(e)	27	114,564

		395,722
United States — 1.7%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $942,242) (a)(b)(e)	153,710	1,231,217
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $1,176,386) (a)(b)(e)	75,832	4,085,828

		5,317,045
Total Preferred Stocks — 1.8%		5,712,767

Rights
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA (a)	56,236	44,961
Repsol SA (a)	15,231	6,959
Total Rights — 0.0%		51,920

Exchange-Traded Fund — 0.0%	Shares	Value
Switzerland — 0.0%
BB Biotech AG	133	$8,164
Total Exchange-Traded Fund — 0.0%		8,164
Total Long-Term Investments (Cost — $308,023,277) — 98.0%		310,466,724

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.84% (f)(g)	3,851,121	3,851,121
SL Liquidity Series, LLC, Money Market Series, 1.27% (f)(g)(h)	527,786	527,839
Total Short-Term Securities (Cost — $4,379,013) — 1.4%		4,378,960

Total Investments (Cost — $312,402,290*) — 99.4%		314,845,684
Other Assets Less Liabilities — 0.6%		1,990,563

Net Assets — 100.0%		$316,836,247

Notes to Schedule of Investments

*	As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$314,797,455

Gross unrealized appreciation	$10,390,995
Gross unrealized depreciation	(10,342,766)

Net unrealized appreciation	$48,229

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $7,015,171, representing 2.21% of its net assets as of period end, and an original cost of $4,614,211.

(f)	Current yield as of period end.

(g)	During the period ended June 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at June 30, 2017	Value at, June 30, 2017	Income		Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,597,447	1,253,674	3,851,121	$3,851,121	$11,595		$ 20	—
SL Liquidity Series, LLC, Money Market Series	2,030	525,756	527,786	527,839	29,832	[2]	175	$(53)
Total				$4,378,960	$41,427		$195	$(53)

[1]	Includes net capital gain distributions.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(h)	Security was purchased with the cash collateral from loaned securities.

BLACKROCK FUNDS	JUNE 30, 2017	5

Schedule of Investments (continued)	BlackRock Advantage International Fund

Derivative Financial Instruments Outstanding as of Period End

Futures contracts
Contracts Long	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
66	Euro STOXX 50 Index	September 2017	USD	2,586,358	$(105,525)
18	Nikkei 225 Index	September 2017	JPY	1,605,557	10,710
11	FTSE 100 Index	September 2017	GBP	1,037,634	(30,614)
4	SPI 200 Index	September 2017	AUD	434,181	1,896
Total					$(123,533)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$19,681,363	—	$19,681,363
Austria	$74,190	3,061,290	—	3,135,480
Belgium	—	120,321	—	120,321
China	—	4,946,570	—	4,946,570
Denmark	—	7,521,157	—	7,521,157
Finland	—	7,493,315	—	7,493,315
France	240,840	26,410,591	—	26,651,431
Germany	—	32,161,081	—	32,161,081
Hong Kong	150,830	7,987,615	—	8,138,445
Ireland	11,860	1,134,393	—	1,146,253
Italy	805,218	6,415,604	—	7,220,822
Japan	25,517	69,927,010	—	69,952,527
Netherlands	—	15,738,061	—	15,738,061
New Zealand	—	107,208	—	107,208
Norway	—	2,386,040	—	2,386,040
Portugal	—	2,373,700	—	2,373,700
Singapore	—	4,366,604	—	4,366,604
South Africa	—	546,648	—	546,648

6	BLACKROCK FUNDS	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock Advantage International Fund

	Level 1	Level 2	Level 3	Total
Spain	$256,120	$11,578,599	—	$11,834,719
Sweden	90,908	12,829,550	—	12,920,458
Switzerland	—	22,619,965	—	22,619,965
United Kingdom	—	42,329,301	—	42,329,301
United States	—	—	$1,302,404	1,302,404
Preferred Stocks:
India	—	—	395,722	395,722
United States	—	—	5,317,045	5,317,045
Exchange Traded Fund:
Switzerland	—	8,164	—	8,164
Rights:
Spain	51,920	—	—	51,920
Short-Term Securities	3,851,121	—	—	3,851,121

Subtotal	$5,558,524	$301,744,150	$7,015,171	$314,317,845

Investments Valued at NAV[1]				527,839

Total Investments				$314,845,684

Derivative Financial Instruments[2]
Assets:
Equity contracts	$12,606	—	—	$12,606
Liabilities:
Equity contracts	(136,139)	—	—	(136,139)
Total	$(123,533)	—	—	$(123,533)

[1]	As of June 30, 2017, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2]	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended June 30, 2017, there were no transfers between levels.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of September 30, 2016	$1,279,319	$ 7,955,384	$ 9,234,703
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)[1]	23,085	(2,242,617)	(2,219,532)
Purchases	—	—	—
Sales	—	—	—

Closing Balance, as of June 30, 2017	$1,302,404	$ 5,712,767	$ 7,015,171

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2017 [1]	$ 23,085	$(2,242,617)	$(2,219,532)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2017, is generally due to investments no longer held or categorized as Level 3 at period end.

BLACKROCK FUNDS	JUNE 30, 2017	7

Schedule of Investments (concluded)	BlackRock Advantage International Fund

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Global Valuation Committee to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Common Stocks	$1,302,404	Market	Tangible Book Value Multiple[1]	1.75x	—
			Illiquidity Discount[2]	1.46%	—
Preferred Stocks[3]	5,712,767	Market	Revenue Growth Rate[1]	131.00%	—
			Revenue Multiple[1]	8.25x - 10.75x	8.83x
			Time to Exit[2]	1 year	—
			Volatility[1]	29.00%	—
Total	$7,015,171

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

[3]

For the period ended June 30, 2017, the valuation technique for investments classified as preferred stocks with a total value of $395,722 changed to an Option Pricing Model (“OPM”). The investments were previously valued utilizing Probability-Weighted Expected Return Model (“PWERM”). The change was due to consideration of liquidation preferences and exit strategy.

8	BLACKROCK FUNDS	JUNE 30, 2017

Schedule of Investments June 30, 2017 (Unaudited)	BlackRock Advantage Large Cap Growth Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.8%
Boeing Co.	2,039	$403,212
HEICO Corp., Class A	14,113	875,712
L3 Technologies, Inc.	5,328	890,202
Raytheon Co.	33,220	5,364,366

		7,533,492
Air Freight & Logistics — 0.5%
XPO Logistics, Inc. (a)	35,511	2,295,076
Auto Components — 0.1%
Delphi Automotive PLC	2,809	246,209
Automobiles — 0.5%
Thor Industries, Inc.	20,917	2,186,245
Banks — 0.9%
Citizens Financial Group, Inc.	107,336	3,829,748
Beverages — 1.7%
Coca-Cola Co.	2,768	124,145
Coca-Cola European Partners PLC	22,951	933,417
Dr. Pepper Snapple Group, Inc.	57,678	5,255,043
Molson Coors Brewing Co., Class B	4,683	404,330
PepsiCo, Inc.	5,621	649,169

		7,366,104
Biotechnology — 6.0%
Amgen, Inc.	23,716	4,084,607
Biogen, Inc. (a)	23,583	6,399,483
Celgene Corp. (a)	62,339	8,095,966
Gilead Sciences, Inc.	100,100	7,085,078

		25,665,134
Building Products — 1.4%
Allegion PLC	9,989	810,308
JELD-WEN Holding, Inc. (a)	10,100	327,846
Masco Corp.	122,159	4,667,695

		5,805,849
Capital Markets — 1.5%
Freedom Pay, Inc. (a)	43,051	—
Intercontinental Exchange, Inc.	2,513	165,657
S&P Global, Inc.	41,536	6,063,841

		6,229,498
Chemicals — 1.6%
AdvanSix, Inc. (a)	36,893	1,152,537
Albemarle Corp.	822	86,754
Cabot Corp.	45,838	2,449,124
Eastman Chemical Co.	38,797	3,258,560

		6,946,975
Commercial Services & Supplies — 0.4%
Brink’s Co.	12,189	816,663
LSC Communications, Inc.	22,685	485,459
R.R. Donnelley & Sons Co.	15,704	196,928

		1,499,050
Communications Equipment — 0.1%
InterDigital, Inc.	4,219	326,129
Containers & Packaging — 1.6%
Avery Dennison Corp.	19,917	1,760,065

Common Stocks	Shares	Value
Containers & Packaging (continued)
Packaging Corp. of America	31,576	$3,517,251
Silgan Holdings, Inc.	34,406	1,093,423
WestRock Co.	7,196	407,725

		6,778,464
Diversified Consumer Services — 0.1%
H&R Block, Inc.	9,243	285,701
Electrical Equipment — 1.3%
Rockwell Automation, Inc.	34,019	5,509,717
Electronic Equipment, Instruments & Components — 1.9%
CDW Corp.	19,648	1,228,589
Dolby Laboratories, Inc., Class A	4,171	204,212
Flex Ltd. (a)	83,013	1,353,942
Tech Data Corp. (a)	15,998	1,615,798
Zebra Technologies Corp., Class A (a)	35,835	3,602,134

		8,004,675
Equity Real Estate Investment Trusts (REITs) — 2.1%
Duke Realty Corp.	90,158	2,519,916
Gaming and Leisure Properties, Inc.	15,818	595,864
Host Hotels & Resorts, Inc.	8,225	150,271
Outfront Media, Inc.	22,884	529,078
Prologis, Inc.	6,573	385,441
Ventas, Inc.	64,555	4,485,281
Weingarten Realty Investors	12,663	381,156

		9,047,007
Food & Staples Retailing — 1.0%
Walgreens Boots Alliance, Inc.	14,384	1,126,411
Wal-Mart Stores, Inc.	39,040	2,954,547

		4,080,958
Food Products — 1.2%
Archer-Daniels-Midland Co.	103,361	4,277,078
Ingredion, Inc.	3,084	367,644
Tyson Foods, Inc., Class A	5,848	366,260

		5,010,982
Health Care Equipment & Supplies — 2.9%
Baxter International, Inc.	78,466	4,750,332
IDEXX Laboratories, Inc. (a)	26,298	4,245,023
Masimo Corp. (a)	33,927	3,093,464
West Pharmaceutical Services, Inc.	1,990	188,095

		12,276,914
Health Care Providers & Services — 2.8%
AmerisourceBergen Corp.	458	43,295
Humana, Inc.	10,163	2,445,421
UnitedHealth Group, Inc.	52,140	9,667,799

		12,156,515
Health Care Technology — 0.9%
Veeva Systems, Inc., Class A (a)	59,590	3,653,463
Hotels, Restaurants & Leisure — 4.1%
Carnival Corp.	67,335	4,415,156
Choice Hotels International, Inc.	15,022	965,163
Domino’s Pizza, Inc.	6,277	1,327,774

Portfolio Abbreviations
ADR	American Depositary Receipts	S&P	Standard & Poor’s
CVR	Contingent Value Rights	USD	U.S. Dollar

BLACKROCK FUNDS	JUNE 30, 2017	1

Schedule of Investments (continued)	BlackRock Advantage Large Cap Growth Fund

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
Extended Stay America, Inc.	79,924	$1,547,329
Hilton Grand Vacations, Inc. (a)	30,724	1,107,907
Marriott International, Inc., Class A	9,438	946,726
McDonald’s Corp.	47,590	7,288,884

		17,598,939
Household Durables — 0.0%
DR Horton, Inc.	3,161	109,276
Household Products — 0.5%
Energizer Holdings, Inc.	46,410	2,228,608
Industrial Conglomerates — 3.0%
3M Co.	44,067	9,174,309
Honeywell International, Inc.	26,959	3,593,365

		12,767,674
Insurance — 0.5%
Lincoln National Corp.	3,938	266,130
Marsh & McLennan Cos., Inc.	23,316	1,817,715

		2,083,845
Internet & Direct Marketing Retail — 4.1%
Amazon.com, Inc. (a)	13,518	13,085,424
Priceline Group, Inc. (a)	2,476	4,631,407

		17,716,831
Internet Software & Services — 8.9%
Alphabet, Inc., Class A (a)	15,498	14,408,181
Alphabet, Inc., Class C (a)	10,125	9,200,891
Facebook, Inc., Class A (a)	78,601	11,867,179
VeriSign, Inc. (a)	23,770	2,209,659
Yelp, Inc. (a)	13,398	402,208

		38,088,118
IT Services — 5.7%
Accenture PLC, Class A	48,009	5,937,753
Booz Allen Hamilton Holding Corp	47,813	1,555,835
Euronet Worldwide, Inc. (a)	4,511	394,126
Fidelity National Information Services, Inc.	61,697	5,268,924
Mastercard, Inc., Class A	73,078	8,875,323
Visa, Inc., Class A	27,045	2,536,280

		24,568,241
Leisure Products — 1.0%
Hasbro, Inc.	39,945	4,454,267
Life Sciences Tools & Services — 0.9%
Mettler-Toledo International, Inc. (a)	6,805	4,005,015
Machinery — 2.8%
Illinois Tool Works, Inc.	33,571	4,809,046
Ingersoll-Rand PLC	26,123	2,387,381
PACCAR, Inc.	42,445	2,803,068
Stanley Black & Decker, Inc.	14,665	2,063,805

		12,063,300
Media — 3.6%
CBS Corp., Class B, Non-Voting Shares	62,053	3,957,740
Comcast Corp., Class A	260,513	10,139,166
Lions Gate Entertainment Corp., Class B (a)	19,205	504,707
Scripps Networks Interactive, Inc., Class A	7,262	496,067
Time Warner, Inc.	1,459	146,498

		15,244,178
Multiline Retail — 0.9%
Target Corp.	72,627	3,797,666
Multi-Utilities — 0.5%
CMS Energy Corp.	46,910	2,169,588

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels — 0.5%
Anadarko Petroleum Corp.	22,259	$1,009,223
ConocoPhillips	17,898	786,796
Devon Energy Corp.	15,503	495,631

		2,291,650
Paper & Forest Products — 0.1%
Domtar Corp.	12,485	479,674
Personal Products — 0.8%
Estee Lauder Cos., Inc., Class A	34,826	3,342,599
Herbalife, Ltd. (a)(b)	2,394	170,764

		3,513,363
Pharmaceuticals — 0.5%
Bristol-Myers Squibb Co.	36,532	2,035,563
Catalent, Inc. (a)	2,590	90,909
Zoetis, Inc.	3,477	216,895

		2,343,367
Professional Services — 1.3%
Equifax, Inc.	16,366	2,249,016
ManpowerGroup, Inc.	11,207	1,251,261
Robert Half International, Inc.	47,185	2,261,577

		5,761,854
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A (a)	14,589	531,040
Retail — 0.1%
Blue Apron Holdings, Inc., Class A (a)	64,346	600,992
Road & Rail — 0.3%
Norfolk Southern Corp.	1,596	194,233
Union Pacific Corp.	8,271	900,795

		1,095,028
Semiconductors & Semiconductor Equipment — 4.5%
Advanced Energy Industries, Inc. (a)	5,630	364,205
Analog Devices, Inc.	72,076	5,607,513
Intel Corp.	72,370	2,441,764
KLA-Tencor Corp.	31,425	2,875,702
Lam Research Corp.	5,186	733,456
Maxim Integrated Products, Inc.	115,327	5,178,182
Texas Instruments, Inc.	24,033	1,848,859

		19,049,681
Software — 8.8%
Activision Blizzard, Inc.	88,274	5,081,934
Adobe Systems, Inc. (a)	51,440	7,275,674
CDK Global, Inc.	23,182	1,438,675
Dell Technologies, Inc., Class V (a)	28,136	1,719,391
Fortinet, Inc. (a)	37,113	1,389,511
Intuit, Inc.	2,720	361,243
Microsoft Corp.	212,417	14,641,904
Synopsys, Inc. (a)	14,691	1,071,415
VMware, Inc., Class A (a)	56,182	4,911,992

		37,891,739
Specialty Retail — 3.8%
Aaron’s, Inc.	14,379	559,343
Best Buy Co., Inc.	21,784	1,248,877
Home Depot, Inc.	47,418	7,273,921
Lowe’s Cos., Inc.	92,636	7,182,069

		16,264,210
Technology Hardware, Storage & Peripherals — 6.4%
Apple Inc.	162,159	23,354,139
HP, Inc.	31,022	542,264
NCR Corp. (a)	60,664	2,477,518

2	BLACKROCK FUNDS	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock Advantage Large Cap Growth Fund

Common Stocks	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc.	30,925	$1,238,546

		27,612,467
Textiles, Apparel & Luxury Goods — 0.8%
Carter’s, Inc.	6,420	571,059
NIKE, Inc., Class B	48,014	2,832,826

		3,403,885
Tobacco — 1.9%
Altria Group, Inc.	79,997	5,957,377
Philip Morris International, Inc.	8,106	952,050
Reynolds American, Inc.	19,126	1,243,955

		8,153,382
Wireless Telecommunication Services — 0.4%
T-Mobile U.S., Inc. (a)	31,217	1,892,375
Total Common Stocks — 99.1%		424,514,158
Total Long-Term Investments (Cost — $384,602,966) — 99.1%		424,514,158

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.84% (c)(d)	8,731,202	$8,731,202
SL Liquidity Series, LLC, Money Market Series, 1.27% (c)(d)(e)	169,002	169,019
Total Short-Term Securities (Cost — $8,900,238) — 2.1%		8,900,221
Total Investments (Cost — $393,503,204*) — 101.2%		433,414,379
Liabilities in Excess of Other Assets — (1.2)%		(5,086,288)

Net Assets — 100.0%		$428,328,091

Notes to Schedule of Investments

*	As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$394,217,624

Gross unrealized appreciation	$44,229,254
Gross unrealized depreciation	(5,032,499)

Net unrealized appreciation	$39,196,755

(a)	Non-income producing security.

(b)	Security, or a portion of the security, is on loan.

(c)	During the period ended June 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at June 30, 2017	Value at June 30, 2017	Income		Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	9,739,821	(1,008,619)	8,731,202	$8,731,202	$26,857		$ 62	—
SL Liquidity Series, LLC Money Market Series	1,426,572	(1,257,570)	169,002	169,019	2,249	[2]	124	$(17)
Total				$8,900,221	$29,106		$186	$(17)

[1]	Includes net capital gain distributions.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK FUNDS	JUNE 30, 2017	3

Schedule of Investments (concluded)	BlackRock Advantage Large Cap Growth Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
36	S&P 500 Mini Index	September 2017	$4,357,620	$(12,326)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$424,514,158	—	—	$424,514,158
Short-Term Securities	8,731,202	—	—	8,731,202

Total	$433,245,360	—	—	$433,245,360

Investments Valued at NAV[2]				169,019

Total Investments				$433,414,379

Derivative Financial Instruments[3]
Liabilities:
Equity contracts	$(12,326)	—	—	$(12,326)

[1]	See above Schedule of Investments for values in each industry.

[2]	As of June 30, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[3]	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended June 30, 2017, there were no transfers between levels.

4	BLACKROCK FUNDS	JUNE 30, 2017

Schedule of Investments June 30, 2017 (Unaudited)	BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.9%
Engility Holdings, Inc. (a)	52,343	$1,486,541
HEICO Corp., Class A	44,963	2,789,954
Vectrus, Inc. (a)	64,555	2,086,418

		6,362,913
Air Freight & Logistics — 0.8%
Forward Air Corp.	7,642	407,166
Hub Group, Inc., Class A (a)	152,182	5,836,180

		6,243,346
Airlines — 1.0%
Hawaiian Holdings, Inc. (a)	159,260	7,477,257
Auto Components — 2.3%
Cooper-Standard Holdings, Inc. (a)	12,680	1,279,032
LCI Industries	1,506	154,214
Lear Corp.	1,573	223,492
Tenneco, Inc.	224,453	12,980,117
Tower International, Inc.	117,604	2,640,210

		17,277,065
Banks — 2.7%
Bank of the Ozarks, Inc.	56,595	2,652,608
Cadence Bancorp. (a)	4,122	90,189
Capital Bank Financial Corp., Class A	2,529	96,355
Cathay General Bancorp	2,248	85,312
Central Pacific Financial Corp.	199,391	6,274,835
First Connecticut Bancorp, Inc.	4,209	107,961
First Merchants Corp	22,732	912,462
Home BancShares, Inc.	36,733	914,652
QCR Holdings, Inc.	5,383	255,154
Sandy Spring Bancorp, Inc.	2,470	100,430
Wintrust Financial Corp.	106,928	8,173,576

		19,663,534
Beverages — 0.2%
Primo Water Corp. (a)	141,639	1,798,815
Biotechnology — 7.8%
Acorda Therapeutics, Inc. (a)	41,961	826,632
Aduro Biotech, Inc. (a)	38,180	435,252
Akebia Therapeutics, Inc. (a)	52,516	754,655
Alder Biopharmaceuticals, Inc. (a)	43,406	496,999
Amicus Therapeutics, Inc. (a)	42,797	430,966
AnaptysBio, Inc. (a)	29,420	704,021
Applied Genetic Technologies Corp. (a)	78,468	400,187
Aptevo Therapeutics, Inc. (a)	26,472	54,797
Ardelyx, Inc. (a)	49,969	254,842
Arena Pharmaceuticals, Inc. (a)	70,892	1,195,950
Array BioPharma, Inc. (a)	42,183	353,072
aTyr Pharma, Inc. (a)	140,774	485,670
Avexis, Inc. (a)	10,396	854,135
BioCryst Pharmaceuticals, Inc. (a)	28,565	158,821
Biohaven Pharmaceutical Holding, Co., Ltd. (a)	3,995	99,875
BioSpecifics Technologies Corp. (a)	17,396	861,276
Bluebird Bio, Inc. (a)	6,771	711,294
Blueprint Medicines Corp. (a)	16,405	831,241
Calithera Biosciences, Inc. (a)	73,050	1,084,793
Cascadian Therapeutics, Inc. (a)	23,269	86,444
ChemoCentryx, Inc. (a)	101,843	953,250
Clovis Oncology, Inc. (a)	25,429	2,380,917
Cytokinetics, Inc. (a)	80,206	970,493
CytomX Therapeutics, Inc. (a)	67,456	1,045,568
Eagle Pharmaceuticals, Inc. (a)	15,245	1,202,678
Emergent BioSolutions, Inc. (a)	33,462	1,134,696
Enanta Pharmaceuticals, Inc. (a)	20,599	741,152
Enzon Pharmaceuticals, Inc.	493,108	179,984
Exact Sciences Corp. (a)	92,760	3,280,921

Common Stocks	Shares	Value
Biotechnology (continued)
Exelixis, Inc. (a)	29,679	$730,994
FibroGen, Inc. (a)	66,115	2,135,515
Five Prime Therapeutics, Inc. (a)	19,799	596,148
Genomic Health, Inc. (a)	37,492	1,220,365
Global Blood Therapeutics, Inc. (a)	6,722	183,847
Halozyme Therapeutics, Inc. (a)	129,786	1,663,857
Ignyta, Inc. (a)	36,777	380,642
Immune Design Corp. (a)	45,125	439,969
Insmed, Inc. (a)	765	13,127
Insys Therapeutics, Inc. (a)(b)	55,923	707,426
Intellia Therapeutics, Inc. (a)	43,470	695,520
Ironwood Pharmaceuticals, Inc. (a)	140,230	2,647,542
Jounce Therapeutics, Inc. (a)	30,181	423,439
Kite Pharma, Inc. (a)	29,549	3,063,345
Ligand Pharmaceuticals, Inc. (a)	9,966	1,209,872
Loxo Oncology, Inc. (a)	6,477	519,391
MiMedx Group, Inc. (a)	33,173	496,600
Myriad Genetics, Inc. (a)	5,707	147,469
Natera, Inc. (a)	24,274	263,616
OncoGenex Pharmaceuticals, Inc. (a)	38,554	13,868
Peregrine Pharmaceuticals, Inc. (a)	280,078	170,287
Pfenex, Inc. (a)	73,215	293,592
Portola Pharmaceuticals, Inc. (a)	22,727	1,276,576
Progenics Pharmaceuticals, Inc. (a)	19,991	135,739
Prothena Corp. PLC (a)	10,709	579,571
Puma Biotechnology, Inc. (a)	29,774	2,602,248
Ra Pharmaceuticals, Inc. (a)	46,000	862,040
Radius Health, Inc. (a)	12,487	564,787
Recro Pharma, Inc. (a)	65	457
Repligen Corp. (a)	42,121	1,745,494
Retrophin, Inc. (a)	37,573	728,540
Rigel Pharmaceuticals, Inc. (a)	261,905	715,001
Sage Therapeutics, Inc. (a)	17,720	1,411,221
Sangamo Therapeutics, Inc. (a)	38,793	341,378
Sarepta Therapeutics, Inc. (a)	11,238	378,833
Seres Therapeutics, Inc. (a)	13,467	152,177
Spark Therapeutics, Inc. (a)	7,498	447,931
Spectrum Pharmaceuticals, Inc. (a)	96,071	715,729
Synergy Pharmaceuticals, Inc. (a)	24,660	109,737
Ultragenyx Pharmaceutical, Inc. (a)	20,118	1,249,529
United Therapeutics Corp. (a)	1,090	141,406
Vanda Pharmaceuticals, Inc. (a)	75,869	1,236,665
vTv Therapeutics, Inc., Class A (a)	38,077	189,243
Xencor, Inc. (a)	58,568	1,236,370

		57,807,684
Building Products — 3.0%
Apogee Enterprises, Inc.	180,240	10,244,842
Continental Building Products, Inc. (a)	54,081	1,260,087
Ply Gem Holdings, Inc. (a)	18,137	325,559
Universal Forest Products, Inc.	122,145	10,664,480

		22,494,968
Capital Markets — 2.0%
Evercore Partners, Inc., Class A	113,176	7,978,908
Houlihan Lokey, Inc.	59,613	2,080,494
Moelis & Co., Class A	118,131	4,589,389

		14,648,791
Chemicals — 2.4%
Chemours Co.	72,284	2,741,009
Ferro Corp. (a)	11,122	203,421
Innospec, Inc.	5,990	392,645
OMNOVA Solutions, Inc. (a)	95,032	926,562
PolyOne Corp.	240,164	9,303,953

BLACKROCK FUNDS	JUNE 30, 2017	1

Schedule of Investments (continued)	BlackRock Advantage Small Cap Growth Fund

Common Stocks	Shares	Value
Chemicals (continued)
Sensient Technologies Corp.	21,601	$1,739,529
Stepan Co.	22,352	1,947,753
Trinseo, SA	4,448	305,578

		17,560,450
Commercial Services & Supplies — 2.4%
ACCO Brands Corp. (a)	14,295	166,537
ARC Document Solutions, Inc. (a)	415,601	1,728,900
Brink’s Co.	47,015	3,150,005
Casella Waste Systems, Inc., Class A (a)	64,790	1,063,204
CECO Environmental Corp.	13,460	123,563
InnerWorkings, Inc. (a)	92,548	1,073,557
Kimball International, Inc., Class B	31,308	522,531
Quad/Graphics, Inc.	14,513	332,638
Steelcase, Inc., Class A	37,490	524,860
Tetra Tech, Inc.	199,614	9,132,341

		17,818,136
Communications Equipment — 1.4%
Black Box Corp.	21,485	183,697
Calix, Inc. (a)	15,366	105,257
Ciena Corp. (a)	57,978	1,450,610
Extreme Networks, Inc. (a)	48,274	445,086
InterDigital, Inc.	88,147	6,813,763
NETGEAR, Inc. (a)	19,252	829,761
Ubiquiti Networks, Inc. (a)(b)	11,688	607,425

		10,435,599
Construction & Engineering — 2.0%
Comfort Systems U.S.A., Inc.	141,046	5,232,807
US MasTec, Inc. (a)	207,054	9,348,488

		14,581,295
Construction Materials — 0.1%
US Concrete, Inc. (a)	12,107	951,005
Consumer Finance — 0.4%
Consumer Portfolio Services, Inc. (a)	160,110	728,501
Enova International, Inc. (a)	144,146	2,140,568
Green Dot Corp., Class A (a)	2,016	77,676

		2,946,745
Diversified Consumer Services — 0.6%
Capella Education Co.	20,384	1,744,870
Collectors Universe, Inc.	67,405	1,675,014
Grand Canyon Education, Inc. (a)	12,638	990,946
K12, Inc. (a)	16,924	303,278

		4,714,108
Diversified Telecommunication Services — 0.4%
Cogent Communications Holdings, Inc.	24,342	976,114
FairPoint Communications, Inc. (a)	13,089	204,843
Windstream Holdings, Inc.	384,834	1,493,156
		2,674,113
Electrical Equipment — 0.1%
Generac Holdings, Inc. (a)	5,771	208,506
General Cable Corp.	22,887	374,202
TPI Composites, Inc. (a)	4,727	87,355

		670,063
Electronic Equipment, Instruments & Components — 3.3%
Benchmark Electronics, Inc. (a)	17,879	577,492
Insight Enterprises, Inc. (a)	12,169	486,638
KEMET Corp. (a)	163,818	2,096,870
PC Connection, Inc.	21,509	582,034
PCM, Inc. (a)	5,336	100,050

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Sanmina Corp. (a)	297,755	$11,344,465
SYNNEX Corp.	34,143	4,095,794
Tech Data Corp. (a)	54,246	5,478,846

		24,762,189
Energy Equipment & Services — 0.0%
Aspen Aerogels, Inc. (a)	30	134
Pioneer Energy Services Corp. (a)	70,469	144,461

		144,595
Equity Real Estate Investment Trusts (REITs) — 4.1%
American Assets Trust, Inc.	16,255	640,284
Ashford Hospitality Prime, Inc.	10,602	109,095
DiamondRock Hospitality Co.	111,762	1,223,794
PS Business Parks, Inc.	99,470	13,168,833
QTS Realty Trust, Inc., Class A	3,043	159,240
Ramco-Gershenson Properties Trust	163,209	2,105,396
Retail Opportunity Investments Corp.	212,893	4,085,417
Ryman Hospitality Properties, Inc.	34,409	2,202,520
Summit Hotel Properties, Inc.	310,275	5,786,629
Terreno Realty Corp.	24,853	836,552

		30,317,760
Food & Staples Retailing — 0.3%
Performance Food Group Co. (a)	91,340	2,502,716
Food Products — 1.0%
Dean Foods Co.	264,885	4,503,045
Fresh Del Monte Produce, Inc.	21,876	1,113,707
Sanderson Farms, Inc.	12,279	1,420,066

		7,036,818
Gas Utilities — 0.9%
Southwest Gas Holdings, Inc.	88,515	6,466,906
Health Care Equipment & Supplies — 5.2%
AngioDynamics, Inc. (a)	28,068	454,982
Cantel Medical Corp.	159,389	12,417,997
Cutera, Inc. (a)	40,126	1,039,263
Inogen, Inc. (a)	45,280	4,320,618
LeMaitre Vascular, Inc.	69,428	2,167,542
Masimo Corp. (a)	129,614	11,818,204
Neogen Corp. (a)	18,556	1,282,405
RTI Surgical, Inc. (a)	403,322	2,359,434
SeaSpine Holdings Corp. (a)	89,391	1,029,784
Wright Medical Group NV (a)	54,273	1,491,965

		38,382,194
Health Care Providers & Services — 2.0%
Cross Country Healthcare, Inc. (a)	12,128	156,572
Diplomat Pharmacy, Inc. (a)	5,596	82,821
Ensign Group, Inc.	9,773	212,758
Five Star Senior Living, Inc. (a)	158,552	237,828
LHC Group, Inc. (a)	88,149	5,984,436
National Research Corp., Class A	16,376	440,514
Owens & Minor, Inc.	4,393	141,411
UnitedHealth Group, Inc.	9,799	1,816,931
WellCare Health Plans, Inc. (a)	30,145	5,412,836

		14,486,107
Health Care Technology — 1.9%
Medidata Solutions, Inc. (a)	136,060	10,639,892
Vocera Communications, Inc. (a)	128,991	3,407,942

		14,047,834
Hotels, Restaurants & Leisure — 3.8%
Bloomin’ Brands, Inc.	82,416	1,749,692

2	BLACKROCK FUNDS	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock Advantage Small Cap Growth Fund

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
Bravo Brio Restaurant Group, Inc. (a)	44,179	$203,223
Caesars Entertainment Corp. (a)(b)	153,423	1,841,076
Carrols Restaurant Group, Inc. (a)	115,811	1,418,685
Cheesecake Factory, Inc.	44,298	2,228,189
Dave & Buster’s Entertainment, Inc. (a)	3,343	222,343
J. Alexander’s Holdings, Inc. (a)	110,627	1,355,181
Papa John’s International, Inc.	117,809	8,453,974
Ruth’s Hospitality Group, Inc.	81,121	1,764,382
Texas Roadhouse, Inc.	10,131	516,174
Vail Resorts, Inc.	42,965	8,714,591

		28,467,510
Household Durables — 3.0%
AV Homes, Inc. (a)	13,371	268,089
Century Communities, Inc. (a)	63,840	1,583,232
iRobot Corp. (a)	109,611	9,222,670
Taylor Morrison Home Corp., Class A (a)	278,367	6,683,592
TopBuild Corp. (a)	54,898	2,913,437
ZAGG, Inc. (a)	151,359	1,309,255

		21,980,275
Household Products — 0.2%
Central Garden & Pet Co. (a)	25,422	808,165
Central Garden & Pet Co., Class A (a)	27,983	840,050

		1,648,215
Independent Power and Renewable Electricity Producers — 0.1%
Ormat Technologies, Inc.	8,647	507,406
Industrial Conglomerates — 0.2%
Raven Industries, Inc.	36,900	1,228,770
Insurance — 0.3%
Argo Group International Holdings, Ltd.	20,339	1,232,543
Infinity Property & Casualty Corp.	878	82,532
James River Group Holdings, Ltd.	25,343	1,006,877

		2,321,952
Internet & Direct Marketing Retail — 0.2%
Overstock.com, Inc. (a)	45,714	745,138
PetMed Express, Inc.	23,495	953,897

		1,699,035
Internet Software & Services — 4.2%
Appfolio, Inc., Class A (a)	14,272	465,267
Bankrate, Inc. (a)	104,988	1,349,096
Box, Inc., Class A (a)	169,448	3,090,732
Care.com, Inc. (a)	5,744	86,734
Cloudera, Inc. (a)(b)	36,867	590,609
Cornerstone OnDemand, Inc. (a)	142,013	5,076,965
Five9, Inc. (a)	112,467	2,420,290
GrubHub, Inc. (a)	22,860	996,696
Limelight Networks, Inc. (a)	473,316	1,367,883
MINDBODY, Inc., Class A (a)	2,502	68,054
New Relic, Inc. (a)	29,236	1,257,440
NIC, Inc.	92,042	1,744,196
Okta, Inc. (a)	28,336	646,061
QuinStreet, Inc. (a)	893,924	3,727,663
Trade Desk, Inc. (a)	15,871	795,296
Web.com Group, Inc. (a)	93,584	2,367,675
Wix.com Ltd. (a)	62,703	4,364,129
Yelp, Inc. (a)	32,184	966,164

		31,380,950
IT Services — 3.2%
Acxiom Corp. (a)	14,646	380,503

Common Stocks	Shares	Value
IT Services (continued)
Convergys Corp.	196,580	$4,674,672
CSG Systems International, Inc.	299,803	12,166,006
Everi Holdings, Inc. (a)	150,575	1,096,186
Hackett Group, Inc.	187,388	2,904,514
Travelport Worldwide, Ltd.	10,191	140,228
Unisys Corp. (a)	213,377	2,731,226

		24,093,335
Leisure Products — 0.5%
Brunswick Corp.	55,385	3,474,301
Malibu Boats, Inc., Class A (a)	10,735	277,714
MCBC Holdings, Inc. (a)	9,806	191,707

		3,943,722
Life Sciences Tools & Services — 2.1%
Cambrex Corp. (a)	35,694	2,132,717
Enzo Biochem, Inc. (a)	92,644	1,022,790
Harvard Bioscience, Inc. (a)	214,387	546,687
INC Research Holdings, Inc., Class A (a)	53,817	3,148,294
Luminex Corp.	46,717	986,663
Medpace Holdings, Inc. (a)	6,680	193,720
Nanostring Technologies, Inc. (a)	50,256	831,234
PAREXEL International Corp. (a)	40,325	3,504,646
PRA Health Sciences, Inc. (a)	38,603	2,895,611

		15,262,362
Machinery — 2.6%
Alamo Group, Inc.	9,776	887,759
Altra Industrial Motion Corp.	17,477	695,585
Barnes Group, Inc.	25,667	1,502,290
Briggs & Stratton Corp.	145,706	3,511,515
Commercial Vehicle Group, Inc. (a)	84,577	714,676
Harsco Corp. (a)	34,378	553,486
Kadant, Inc.	20,881	1,570,251
Mueller Water Products, Inc., Class A	838,760	9,796,717

		19,232,279
Media — 0.5%
Harte-Hanks, Inc. (a)	198,536	204,492
Hemisphere Media Group, Inc. (a)	16,637	197,148
Meredith Corp.	46,395	2,758,183
MSG Networks, Inc., Class A (a)	6,068	136,227
New Media Investment Group, Inc.	5,724	77,159

		3,373,209
Metals & Mining — 1.4%
Ryerson Holding Corp. (a)	14,404	142,600
Schnitzer Steel Industries, Inc., Class A	32,867	828,248
Worthington Industries, Inc.	189,548	9,519,101

		10,489,949
Multiline Retail — 0.9%
Big Lots, Inc.	142,437	6,879,707
Multi-Utilities — 0.0%
NorthWestern Corp.	3,802	231,998
Oil, Gas & Consumable Fuels — 0.3%
Bill Barrett Corp. (a)	109,528	336,251
Carrizo Oil & Gas, Inc. (a)	30,988	539,811
Eclipse Resources Corp. (a)	62,169	177,803
EP Energy Corp., Class A (a)(b)	104,147	381,178
Evolution Petroleum Corp.	107,337	869,430
Northern Oil and Gas, Inc. (a)(b)	19,650	27,510

		2,331,983

BLACKROCK FUNDS	JUNE 30, 2017	3

Schedule of Investments (continued)	BlackRock Advantage Small Cap Growth Fund

Common Stocks	Shares	Value
Paper & Forest Products — 0.1%
Boise Cascade Co. (a)	25,550	$776,720
Personal Products — 0.0%
Natural Health Trends Corp.	5,827	162,282
Pharmaceuticals — 4.3%
Aerie Pharmaceuticals, Inc. (a)	2,476	130,114
Catalent, Inc. (a)	259,416	9,105,502
Corcept Therapeutics, Inc. (a)	319,016	3,764,389
Heska Corp. (a)	11,869	1,211,469
Innoviva, Inc. (a)	183,589	2,349,939
Juniper Pharmaceuticals, Inc. (a)	76,703	387,350
Prestige Brands Holdings, Inc. (a)	193,815	10,235,370
SciClone Pharmaceuticals, Inc. (a)	38,794	426,734
Supernus Pharmaceuticals, Inc. (a)	97,420	4,198,802

		31,809,669
Professional Services — 2.0%
Insperity, Inc.	161,664	11,478,144
Kforce, Inc.	70,210	1,376,116
RPX Corp. (a)	142,920	1,993,734

		14,847,994
Retail — 0.1%
Blue Apron Holdings, Inc., Class A (a)	111,063	1,037,328
Road & Rail — 0.3%
Daseke, Inc. (a)	14,367	159,905
Saia, Inc. (a)	9,590	491,967
Schneider National, Inc., Class B	14,129	316,066
Swift Transportation Co. (a)	11,691	309,812
Werner Enterprises, Inc.	4,152	121,861
YRC Worldwide, Inc. (a)	78,350	871,252

		2,270,863
Semiconductors & Semiconductor Equipment — 6.1%
Advanced Energy Industries, Inc. (a)	104,621	6,767,932
Alpha & Omega Semiconductor, Ltd. (a)	97,052	1,617,857
Brooks Automation, Inc.	84,326	1,829,031
Cabot Microelectronics Corp.	43,370	3,202,007
Entegris, Inc. (a)	494,691	10,858,467
IXYS Corp.	141,018	2,319,746
Microsemi Corp. (a)	116,338	5,444,618
Power Integrations, Inc.	17,239	1,256,723
Semtech Corp. (a)	161,837	5,785,673
Synaptics, Inc. (a)	85,164	4,403,830
Ultra Clean Holdings, Inc. (a)	77,096	1,445,550

		44,931,434
Software — 6.8%
A10 Networks, Inc. (a)	501,388	4,231,715
Barracuda Networks, Inc. (a)	40,368	930,886
Bottomline Technologies, Inc. (a)	41,411	1,063,849
CommVault Systems, Inc. (a)	15,658	883,894
Imperva, Inc. (a)	28,518	1,364,586
MicroStrategy, Inc., Class A (a)	51,230	9,819,254
Mitek Systems, Inc. (a)	16,592	139,373
Paycom Software, Inc. (a)	58,532	4,004,174
Paylocity Holding Corp. (a)	46,263	2,090,162
Proofpoint, Inc. (a)	132,965	11,545,351
RingCentral, Inc., Class A (a)	151,210	5,526,725
Take-Two Interactive Software, Inc. (a)	72,234	5,300,531
Varonis Systems, Inc. (a)	54,281	2,019,253
Verint Systems, Inc. (a)	5,100	207,570
Zendesk, Inc. (a)	5,207	144,650

Common Stocks	Shares	Value
Software (continued)
Zix Corp. (a)	188,892	$1,074,795

		50,346,768
Specialty Retail — 1.9%
Aaron’s, Inc.	93,871	3,651,582
Asbury Automotive Group, Inc. (a)	39,539	2,235,930
Big 5 Sporting Goods Corp.	317,940	4,149,117
Burlington Stores, Inc. (a)	14,290	1,314,537
Haverty Furniture Cos., Inc.	40,190	1,008,769
Sears Hometown and Outlet Stores, Inc. (a)	55,996	151,189
Select Comfort Corp. (a)	38,872	1,379,567

		13,890,691
Technology Hardware, Storage & Peripherals — 0.0%
Quantum Corp. (a)	8,173	63,831
Textiles, Apparel & Luxury Goods — 0.4%
Culp, Inc.	96,748	3,144,310
Perry Ellis International, Inc. (a)	8,999	175,121

		3,319,431
Thrifts & Mortgage Finance — 1.2%
Essent Group, Ltd. (a)	114,212	4,241,834
First Defiance Financial Corp.	19,458	1,025,047
Walker & Dunlop, Inc. (a)	79,741	3,893,753

		9,160,634
Tobacco — 0.1%
Universal Corp.	13,293	860,057
Trading Companies & Distributors — 2.1%
Applied Industrial Technologies, Inc.	165,198	9,754,942
GMS, Inc. (a)	74,601	2,096,288
MRC Global, Inc. (a)	185,685	3,067,516
Neff Corp., Class A (a)	15,068	286,292

		15,205,038
Wireless Telecommunication Services — 0.2%
Boingo Wireless, Inc. (a)	88,792	1,328,328
Total Common Stocks — 98.3%		729,356,731

Preferred Stocks	Shares	Value
Household Durables — 0.0%
AliphCom:
Series 6 (Acquired 6/03/14, cost $0) (a)(c)(d)	6,198	—
Series 8 (Acquired 8/31/15, cost $879,992) (a)(c)(d)	142,746	1

		1
Software — 0.7%
Illumio Inc., Series C (Acquired 3/10/15, cost $750,000) (a)(c)(d)	233,365	749,102
MongoDB:
Series C (Acquired 12/19/13, cost $1,517,990) (a)(c)(d)	60,511	1,347,580
Series D (Acquired 12/19/13, cost $472,222) (a)(c)(d)	18,824	419,210
Series E (Acquired 12/19/13, cost $16,682) (a)(c)(d)	665	14,810

4	BLACKROCK FUNDS	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock Advantage Small Cap Growth Fund

Preferred Stocks	Shares	Value
Software (concluded)
Palantir Technologies, Inc., Series I (Acquired 2/06/14, cost $1,999,998) (a)(c)(d)	326,264	$2,613,375

		5,144,077
Total Preferred Stocks — 0.7%		5,144,078

Rights	Shares	Value
Biotechnology — 0.1%
Dyax Corp. — CVR(a)	149,927	343,333
Pharmaceuticals — 0.0%
Durata Therapeutics, Inc. — CVR(a)	7,330	—
Total Rights — 0.1%		343,333
Total Long-Term Investments (Cost — $653,924,001) — 99.1%		734,844,142

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.84% (e)(f)	12,066,272	$12,066,272
SL Liquidity Series, LLC, Money Market Series, 1.27% (e)(f)(g)	4,360,871	4,361,307
Total Short-Term Securities (Cost — $16,427,603) — 2.2%		16,427,579
Total Investments (Cost — $670,351,604*) — 101.3%		751,271,721
Liabilities in Excess of Other Assets — (1.3)%		(9,349,664)

Net Assets — 100.0%		$741,922,057

Notes to Schedule of Investments

*	As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$676,144,904

Gross unrealized appreciation	$101,913,099
Gross unrealized depreciation	(26,786,282)

Net unrealized appreciation	$75,126,817

(a)	Non-income producing security.

(b)	Security, or a portion of the security, is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $5,144,078, representing 0.7% of its net assets as of period end, and an original cost of $5,636,885.

(e)	During the period ended June 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at June 30, 2017	Value at June 30, 2017	Income		Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	6,602,499	5,463,773	12,066,272	$12,066,272	$23,583		$40	—
SL Liquidity Series, LLC, Money Market Series	6,420,757	(2,059,886)	4,360,871	4,361,307	402,101	[2]	518	$(24)
Total				$16,427,579	$425,684		$558	$(24)

[1]	Includes net capital gain distributions.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Current yield as of period end.

(g)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
123	Russell 2000 Mini Index	September 2017	$8,697,945	$(39,895)

BLACKROCK FUNDS	JUNE 30, 2017	5

Schedule of Investments (continued)	BlackRock Advantage Small Cap Growth Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$6,362,913	—	—	$6,362,913
Air Freight & Logistics	6,243,346	—	—	6,243,346
Airlines	7,477,257	—	—	7,477,257
Auto Components	17,277,065	—	—	17,277,065
Banks	19,663,534	—	—	19,663,534
Beverages	1,798,815	—	—	1,798,815
Biotechnology	57,807,684	—	—	57,807,684
Building Products	22,494,968	—	—	22,494,968
Capital Markets	14,648,791	—	—	14,648,791
Chemicals	17,560,450	—	—	17,560,450
Commercial Services & Supplies	17,818,136	—	—	17,818,136
Communications Equipment	10,435,599	—	—	10,435,599
Construction & Engineering	14,581,295	—	—	14,581,295
Construction Materials	951,005	—	—	951,005
Consumer Finance	2,946,745	—	—	2,946,745
Diversified Consumer Services	4,714,108	—	—	4,714,108
Diversified Telecommunication Services	2,674,113	—	—	2,674,113
Electrical Equipment	670,063	—	—	670,063
Electronic Equipment, Instruments & Components	24,762,189	—	—	24,762,189
Energy Equipment & Services	144,595	—	—	144,595
Equity Real Estate Investment Trusts (REITs)	30,317,760	—	—	30,317,760
Food & Staples Retailing	2,502,716	—	—	2,502,716
Food Products	7,036,818	—	—	7,036,818
Gas Utilities	6,466,906	—	—	6,466,906
Health Care Equipment & Supplies	38,382,194	—	—	38,382,194
Health Care Providers & Services	14,486,107	—	—	14,486,107
Health Care Technology	14,047,834	—	—	14,047,834
Hotels, Restaurants & Leisure	28,467,510	—	—	28,467,510
Household Durables	21,980,275	—	—	21,980,275
Household Products	1,648,215	—	—	1,648,215
Independent Power and Renewable Electricity Producers	507,406	—	—	507,406
Industrial Conglomerates	1,228,770	—	—	1,228,770
Insurance	2,321,952	—	—	2,321,952

6	BLACKROCK FUNDS	JUNE 30, 2017

Schedule of Investments (concluded)	BlackRock Advantage Small Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Internet & Direct Marketing Retail	$1,699,035	—	—	$1,699,035
Internet Software & Services	31,380,950	—	—	31,380,950
IT Services	24,093,335	—	—	24,093,335
Leisure Products	3,943,722	—	—	3,943,722
Life Sciences Tools & Services	15,262,362	—	—	15,262,362
Machinery	19,232,279	—	—	19,232,279
Media	3,373,209	—	—	3,373,209
Metals & Mining	10,489,949	—	—	10,489,949
Multiline Retail	6,879,707	—	—	6,879,707
Multi-Utilities	231,998	—	—	231,998
Oil, Gas & Consumable Fuels	2,331,983	—	—	2,331,983
Paper & Forest Products	776,720	—	—	776,720
Personal Products	162,282	—	—	162,282
Pharmaceuticals	31,809,669	—	—	31,809,669
Professional Services	14,847,994	—	—	14,847,994
Retail	1,037,328	—	—	1,037,328
Road & Rail	2,270,863	—	—	2,270,863
Semiconductors & Semiconductor Equipment	44,931,434	—	—	44,931,434
Software	50,346,768	—	—	50,346,768
Specialty Retail	13,890,691	—	—	13,890,691
Technology Hardware, Storage & Peripherals	63,831	—	—	63,831
Textiles, Apparel & Luxury Goods	3,319,431	—	—	3,319,431
Thrifts & Mortgage Finance	9,160,634	—	—	9,160,634
Tobacco	860,057	—	—	860,057
Trading Companies & Distributors	15,205,038	—	—	15,205,038
Wireless Telecommunication Services	1,328,328	—	—	1,328,328
Preferred Stocks:
Household Durables	—	—	$1	1
Software	—	—	5,144,077	5,144,077
Rights	—	—	343,333	343,333
Short-Term Securities	12,066,272	—	—	12,066,272

Subtotal	$741,423,003	—	$5,487,411	$746,910,414

Investments Valued at NAV[1]				4,361,307

Total Investments				$751,271,721

Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(39,895)	—	—	$(39,895)

[1]

As of June 30, 2017, certain investments of the Fund’s were valued using NAV per share or its equivalent as no quoted market value was available and therefore have been excluded from the fair value hierarchy.

[2]	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended June 30, 2017, there were no transfers between levels.

BLACKROCK FUNDS	JUNE 30, 2017	7

Schedule of Investments June 30, 2017 (Unaudited)	BlackRock All-Cap Energy & Resources Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Energy Equipment & Services — 11.3%
Baker Hughes a GE Co. LLC	54,926	$2,994,016
Halliburton Co.	67,085	2,865,200
Precision Drilling Corp. (a)	174,610	596,485
Schlumberger Ltd.	40,568	2,670,997
Superior Energy Services, Inc. (a)	112,478	1,173,146

		10,299,844
Oil, Gas & Consumable Fuels — 87.9%
Anadarko Petroleum Corp.	66,501	3,015,155
BP PLC	1,026,783	5,926,800
Cabot Oil & Gas Corp.	61,774	1,549,292
Cairn Energy PLC (a)	390,672	877,136
Canadian Natural Resources Ltd.	93,059	2,685,278
Chevron Corp.	49,762	5,191,669
Cimarex Energy Co.	25,730	2,418,877
ConocoPhillips	106,762	4,693,258
Devon Energy Corp.	67,170	2,147,425
Enbridge, Inc.	44,721	1,781,529
Encana Corp.	246,752	2,171,068
Eni SpA	137,396	2,064,774
EOG Resources, Inc.	53,682	4,859,295
EQT Corp.	24,812	1,453,735
Exxon Mobil Corp.	115,017	9,285,322
Hess Corp.	44,348	1,945,547
International Petroleum Corp. (a)	10,681	31,696
Kosmos Energy, Ltd. (a)	158,353	1,015,043

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Marathon Oil Corp.	151,998	$1,801,176
Noble Energy, Inc.	62,053	1,756,100
Oil Search Ltd.	238,084	1,246,744
Phillips 66	12,233	1,011,547
Pioneer Natural Resources Co.	20,504	3,272,028
Royal Dutch Shell PLC, Class A	414,740	11,019,161
Tesoro Corp.	17,664	1,653,350
TransCanada Corp.	70,945	3,382,033
Valero Energy Corp.	33,762	2,277,585

		80,532,623
Total Long-Term Investments (Cost — $84,368,832) — 99.2%		90,832,467

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.84% (b)(c)	448,146	448,146
Total Short-Term Securities (Cost — $448,146) — 0.5%		448,146
Total Investments (Cost — $84,816,978*) — 99.7%		91,280,613
Other Assets Less Liabilities — 0.3%		301,752

Net Assets — 100.0%		$91,582,365

Notes to Schedule of Investments

*	As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$90,596,997

Gross unrealized appreciation	$4,754,974
Gross unrealized depreciation	(4,071,358)

Net unrealized appreciation	$683,616

(a)	Non-income producing security.

(b)	During the period ended June 30, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at June 30, 2017	Value at June 30, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	154,227	293,919	448,146	$448,146	$2,122	$7	—

[1]	Includes net capital gain distributions.

(c)	Current yield as of period end.

Portfolio Abbreviations
ADR	American Depositary Receipts	NVDR	Non-Voting Depository Receipts
GDR	Global Depositary Receipts

BLACKROCK FUNDS	JUNE 30, 2017	1

Schedule of Investments (concluded)	BlackRock All-Cap Energy & Resources Portfolio

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unob- servable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Privately Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investment, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Energy Equipment & Services	$10,299,844	—	—	$10,299,844
Oil, Gas & Consumable Fuels	59,398,008	$21,134,615	—	80,532,623
Short-Term Securities.	448,146	—	—	448,146

Total	$70,145,998	$21,134,615	—	$91,280,613

During the period ended June 30, 2017, there were no transfers between levels.

2	BLACKROCK FUNDS	JUNE 30, 2017

Schedule of Investments June 30, 2017 (Unaudited)	BlackRock Emerging Markets Dividend Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Austria — 1.7%
Erste Group Bank AG	5,187	$198,687
Brazil — 9.2%
AES Tiete Energia SA	10,566	8,675
AES Tiete Energia SA	4,686	19,336
AES Tiete Energia SA, Preference	42,381	34,540
BB Seguridade Participacoes SA	17,471	150,931
EcoRodovias Infraestrutura e Logistica SA	72,829	227,749
Hypermarcas SA	22,044	184,382
Itau Unibanco Holding SA — ADR	15,976	176,535
Kroton Educacional SA	29,273	131,127
Qualicorp SA	14,379	125,218

		1,058,493
China — 14.6%
AIA Group Ltd.	30,800	225,344
ANTA Sports Products Ltd.	66,000	218,040
China Construction Bank Corp., H Shares	134,000	104,205
China Machinery Engineering Corp., H Shares	149,000	105,076
China Mobile Ltd.	24,500	259,744
CSPC Pharmaceutical Group Ltd.	86,000	125,612
Green Seal Holding Ltd.	20,000	83,142
Industrial & Commercial Bank of China Ltd., H Shares	195,000	131,602
Jiangsu Expressway Co. Ltd., H Shares	102,000	143,901
NetEase, Inc. — ADR	512	153,923
Silergy Corp.	7,000	134,784
Sino Biopharmaceutical Ltd.	141,000	124,676

		1,810,049
Czech Republic — 1.3%
Moneta Money Bank A/S (a)	44,245	148,138
Egypt — 1.7%
Centamin PLC	95,358	192,612
Hungary — 1.0%
Richter Gedeon Nyrt	4,608	120,469
India — 11.7%
Bharat Petroleum Corp. Ltd.	14,644	144,808
Housing Development Finance Corp. Ltd.	6,989	174,543
Indiabulls Housing Finance Ltd.	16,818	279,731
IndusInd Bank Ltd.	8,418	192,460
InterGlobe Aviation Ltd. (a)	6,836	123,314
NTPC Ltd.	100,990	248,197
Sun TV Network Ltd.	14,625	184,669

		1,347,722
Indonesia — 1.9%
Bank Negara Indonesia Persero Tbk PT	283,500	139,396
Jardine Cycle & Carriage Ltd.	5,300	170,642
Media Nusantara Citra Tbk PT	565,924	78,017

		388,055
Mexico — 6.7%
America Movil SAB de CV, Class L — ADR	10,653	169,596
Grupo Aeroportuario del Pacifico SAB de CV, Class B	12,456	140,354
Grupo Aeroportuario del Sureste SAB de CV — ADR	1,108	233,123
Grupo Financiero Banorte Sab de CV	35,311	224,041

		767,114
Poland — 2.5%
Powszechny Zaklad Ubezpieczen SA	24,078	289,698
Russia — 5.0%
Inter RAO UES PJSC	501,386	32,591
LUKOIL PJSC — ADR	2,833	138,084

Common Stocks	Shares	Value
Russia (continued)
Mobile TeleSystems PJSC — ADR	21,097	$176,793
NovaTek PJSC — GDR	2,071	230,980

		578,448
South Africa — 2.6%
Mr Price Group Ltd.	9,370	111,706
Sanlam Ltd.	24,126	119,493
SPAR Group Ltd.	5,604	66,014

		297,213
South Korea — 8.6%
Hyundai Marine & Fire Insurance Co. Ltd.	5,193	178,613
KT&G Corp.	3,394	347,178
Samsung Electronics Co. Ltd., Preference Shares	209	340,774
Shinhan Financial Group Co. Ltd.	2,903	125,251

		991,816
Taiwan — 12.5%
Delta Electronics, Inc.	47,000	257,106
Elite Material Co. Ltd.	38,000	184,155
Far EasTone Telecommunications Co. Ltd.	21,000	53,487
Lite-On Technology Corp.	90,215	148,081
Mega Financial Holding Co. Ltd.	117,000	97,263
Primax Electronics Ltd.	94,000	192,630
Taiwan Semiconductor Manufacturing Co. Ltd.	13,000	88,819
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	11,761	411,165

		1,432,706
Thailand — 5.3%
Advanced Info Service PCL — NVDR	35,600	185,887
Land & Houses PCL — NVDR	381,800	112,351
PTT PCL — NVDR	14,400	156,710
Siam Commercial Bank PCL — NVDR	33,000	150,873

		605,821
Ukraine — 1.1%
Ferrexpo PLC	45,899	123,987
United Arab Emirates — 0.9%
DP World Ltd.	5,245	109,725
Total Common Stocks — 90.9%		10,460,753

Participation Notes (b)
China — 3.0%
Deutsche Bank AG (Kweichow Moutai Co., Ltd., Class A), due 5/22/26	2,092	145,673
UBS AG (Hangzhou Hikvision Digital Technology Co. Ltd., Class A), due 04/11/18	39,600	198,003
Russia — 0.7%
Deutsche Bank AG (Inter RAO UES PJSC), due 01/13/2027	1,242,964	80,795
Total Participation Notes — 3.7%		424,471
Total Investments (Cost — $9,641,554*) — 94.6%		10,885,224
Other Assets Less Liabilities — 5.4%		617,551

Net Assets — 100.0%		$11,502,775

BLACKROCK FUNDS	JUNE 30, 2017	1

Schedule of Investments (continued)	BlackRock Emerging Markets Dividend Fund

Notes to Schedule of Investments

*	As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$9,721,536

Gross unrealized appreciation	$1,275,250
Gross unrealized depreciation	(111,562)

Net unrealized appreciation	$1,163,688

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.

During the period ended June 30, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at June 30, 2017	Value at June 30, 2017	Income	Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	54,357	(54,357)	—	—	$31	—	—

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Privately Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

2	BLACKROCK FUNDS	JUNE 30, 2017

Schedule of Investments (concluded)	BlackRock Emerging Markets Dividend Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Austria	—	$198,687	—	$198,687
Brazil	$1,058,493	—	—	1,058,493
China	153,923	1,656,126	—	1,810,049
Czech Republic	—	148,138	—	148,138
Egypt	—	192,612	—	192,612
Hungary	—	120,469	—	120,469
India	—	1,347,722	—	1,347,722
Indonesia	—	388,055	—	388,055
Mexico	767,114	—	—	767,114
Poland	—	289,698	—	289,698
Russia	176,793	401,655	—	578,448
South Africa	66,014	231,199	—	297,213
South Korea	—	991,816	—	991,816
Taiwan	411,165	1,021,541	—	1,432,706
Thailand	—	605,821	—	605,821
Ukraine	123,987	—	—	123,987
United Arab Emirates	109,725	—	—	109,725
Participation Notes:
China	—	343,676	—	343,676
Russia	—	80,795	—	80,795

Total	$2,867,214	$8,018,010	—	$10,885,224

During the period ended June 30, 2017, there were no transfers between levels.

BLACKROCK FUNDS	JUNE 30, 2017	3

Schedule of Investments June 30, 2017 (Unaudited)	BlackRock Energy & Resources Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Energy Equipment & Services — 13.8%
Baker Hughes a GE Co. LLC	123,742	$6,745,176
Helmerich & Payne, Inc.	50,295	2,733,030
Nabors Industries, Ltd.	301,922	2,457,645
Patterson-UTI Energy, Inc.	167,552	3,382,875
Poseidon Concepts Corp. (a)	35,081	14
Precision Drilling Corp. (a)	835,204	2,853,141
Superior Energy Services, Inc. (a)	443,015	4,620,646
Tenaris SA	324,838	5,071,945

		27,864,472
Oil, Gas & Consumable Fuels — 85.3%
AltaGas Ltd.	106,485	2,437,134
Anadarko Petroleum Corp.	138,750	6,290,925
Cabot Oil & Gas Corp.	430,245	10,790,545
Cairn Energy PLC (a)	2,819,180	6,329,621
Carrizo Oil & Gas, Inc. (a)	146,553	2,552,953
Cimarex Energy Co.	120,381	11,317,018
Concho Resources, Inc. (a)	68,936	8,377,792
Devon Energy Corp.	188,505	6,026,505
Enbridge, Inc.	154,241	6,144,425
Encana Corp.	1,269,172	11,166,913
Energen Corp. (a)	71,635	3,536,620
EQT Corp.	190,701	11,173,172
Gulfport Energy Corp. (a)	255,503	3,768,669
Hess Corp.	129,062	5,661,950
HollyFrontier Corp.	119,591	3,285,165
International Petroleum Corp. (a)	73,101	216,925
Kosmos Energy, Ltd. (a)	887,936	5,691,670

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Longview Energy Co.	85,400	$186,172
Lundin Petroleum AB (a)	190,622	3,674,043
Marathon Oil Corp.	820,640	9,724,584
Murphy Oil Corp.	112,073	2,872,431
Newfield Exploration Co. (a)	76,609	2,180,292
Noble Energy, Inc.	205,002	5,801,557
Oil Search Ltd.	987,807	5,172,724
Painted Pony Energy Ltd. (a)	445,902	1,626,401
Pioneer Natural Resources Co.	50,802	8,106,983
RSP Permian, Inc. (a)	174,964	5,646,088
Tesoro Corp.	120,420	11,271,351
TransCanada Corp.	226,559	10,800,337

		171,830,965
Total Long-Term Investments (Cost — $220,390,737) — 99.1%		199,695,437

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.84% (b)(c)	1,676,023	1,676,023
Total Short-Term Securities (Cost — $1,676,023) — 0.8%		1,676,023
Total Investments (Cost — $222,066,760*) — 99.9%		201,371,460
Other Assets Less Liabilities — 0.1%		192,821

Net Assets — 100.0%		$201,564,281

Notes to Schedule of Investments

*	As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$226,784,594

Gross unrealized appreciation	$19,138,559
Gross unrealized depreciation	(44,551,693)

Net unrealized depreciation	$(25,413,134)

(a)	Non-income producing security.

(b)	During the period ended June 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at June 30, 2017	Value at June 30, 2017	Income		Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,879,285	(203,262)	1,676,023	$1,676,023	$5,736		$20	—
SL Liquidity Series, LLC, Money Market Series	—	—	—	—	1,429	[2]	—	—
Total				$1,676,023	$7,165		$20	—

[1]	Includes net capital gain distributions.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Current yield as of period end.

BLACKROCK FUNDS	JUNE 30, 2017	1

Schedule of Investments (concluded)	BlackRock Energy & Resources Portfolio

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Privately Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investment, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Energy Equipment & Services	$22,792,513	$5,071,959	—	$27,864,472
Oil, Gas & Consumable Fuels	156,468,405	15,176,388	$186,172	171,830,965
Short-Term Securities	1,676,023	—	—	1,676,023

Total	$180,936,941	$20,248,347	186,172	$201,371,460

During the period ended June 30, 2017, there were no transfers between levels.

2	BLACKROCK FUNDS	JUNE 30, 2017

Schedule of Investments June 30, 2017 (Unaudited)	BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology — 23.2%
AbbVie, Inc.	719,806	$52,193,133
Acceleron Pharma, Inc. (a)	846,700	25,731,213
Acerta Pharma BV, Series B (Acquired 5/6/15, cost $17,141,679) (a)(b)(c)	297,971,595	25,416,977
Agios Pharmaceuticals, Inc. (a)	174,400	8,972,880
Alder Biopharmaceuticals, Inc. (a)	117,794	1,348,741
Alkermes PLC (a)	324,000	18,782,280
Alnylam Pharmaceuticals, Inc. (a)	347,300	27,700,648
Amgen, Inc.	1,119,346	192,784,962
Aquinox Pharmaceuticals, Inc. (a)	318,217	4,477,313
Audentes Therapeutics, Inc. (a)	182,579	3,492,736
Avexis, Inc. (a)	313,756	25,778,193
Biogen, Inc. (a)	435,462	118,166,968
Biohaven Pharmaceutical Holding, Co., Ltd. (a)	248,186	6,204,650
BioMarin Pharmaceutical, Inc. (a)	328,100	29,798,042
Bioverativ, Inc. (a)	212,131	12,763,922
Celgene Corp. (a)	1,781,338	231,342,366
Galapagos NV (a)	76,400	5,846,128
Genomic Health, Inc. (a)	300,800	9,791,040
Gilead Sciences, Inc.	1,225,156	86,716,542
Global Blood Therapeutics, Inc. (a)	312,637	8,550,622
Halozyme Therapeutics, Inc. (a)	893,300	11,452,106
Incyte Corp. (a)	262,900	33,101,739
Karyopharm Therapeutics, Inc. (a)	118,200	1,069,710
Myovant Sciences, Ltd. (a)	535,198	6,261,817
Otonomy, Inc. (a)	171,200	3,227,120
Ovid therapeutics, Inc. (a)	86,016	902,308
Prothena Corp. PLC (a)	40,664	2,200,736
PTC Therapeutics, Inc. (a)	285,000	5,224,050
Regeneron Pharmaceuticals, Inc. (a)	169,522	83,259,035
REGENXBIO, Inc. (a)	640,313	12,646,182
Sage Therapeutics, Inc. (a)	286,697	22,832,549
Sarepta Therapeutics, Inc. (a)	680,855	22,951,622
Seattle Genetics, Inc. (a)	414,218	21,431,639
Spark Therapeutics, Inc. (a)	83,000	4,958,420
Syndax Pharmaceuticals, Inc. (a)(d)	956,421	13,361,201
TESARO, Inc. (a)	335,474	46,919,394
Tocagen, Inc. (a)	210,369	2,530,739
Ultragenyx Pharmaceutical, Inc. (a)	276,100	17,148,571
Vertex Pharmaceuticals, Inc. (a)	1,106,570	142,603,676

		1,349,941,970
Diversified Consumer Services — 0.4%
Service Corp. International	784,600	26,244,870
Health Care Equipment & Supplies — 24.7%
Abbott Laboratories	2,008,300	97,623,463
Baxter International, Inc.	2,673,600	161,859,744
Becton Dickinson and Co.	402,592	78,549,725
Boston Scientific Corp. (a)	6,665,152	184,758,013
CR Bard, Inc.	433,960	137,179,096
Edwards Lifesciences Corp. (a)	259,200	30,647,808
Hologic, Inc. (a)	1,537,300	69,762,674
Intuitive Surgical, Inc. (a)	103,500	96,810,795
iRhythm Technologies, Inc. (a)	130,995	5,565,978
Masimo Corp. (a)	389,500	35,514,610
Medtronic PLC	3,522,323	312,606,166
ResMed, Inc.	365,600	28,469,272
Stryker Corp.	1,235,700	171,490,446
Varian Medical Systems, Inc. (a)	275,800	28,459,802

		1,439,297,592
Health Care Providers & Services — 27.7%
Aetna, Inc.	894,923	135,876,159
Amedisys, Inc. (a)	1,030,500	64,725,705
AmerisourceBergen Corp.	278,600	26,336,058

Common Stocks	Shares	Value
Health Care Providers & Services (continued)
Anthem, Inc.	681,900	$128,285,847
Cardinal Health, Inc.	670,280	52,228,218
Centene Corp. (a)	641,200	51,219,056
Cigna Corp.	835,000	139,770,650
DaVita, Inc. (a)	1,182,059	76,550,141
HCA Healthcare, Inc. (a)	649,348	56,623,146
HealthEquity, Inc. (a)	228,700	11,396,121
Humana, Inc.	708,600	170,503,332
McKesson Corp.	292,500	48,127,950
Quest Diagnostics, Inc.	1,028,900	114,372,524
Teladoc, Inc. (a)	386,400	13,408,080
UnitedHealth Group, Inc.	2,481,653	460,148,099
Universal Health Services, Inc., Class B	353,600	43,167,488
WellCare Health Plans, Inc. (a)	115,400	20,721,224

		1,613,459,798
Life Sciences Tools & Services — 2.0%
Agilent Technologies, Inc.	696,200	41,291,622
Thermo Fisher Scientific, Inc.	418,900	73,085,483

		114,377,105
Pharmaceuticals — 20.6%
Allergan PLC	671,860	163,322,447
AstraZeneca PLC	699,427	46,850,330
Bristol-Myers Squibb Co.	1,761,426	98,146,657
Chugai Pharmaceutical Co. Ltd.	148,500	5,563,691
Dermira, Inc. (a)	406,300	11,839,582
Eli Lilly & Co.	1,654,100	136,132,430
GlaxoSmithKline PLC	1,369,300	29,148,794
Intra-Cellular Therapies, Inc. (a)	249,554	3,099,461
Iovance Biotherapeutics, Inc. (a)	1,140,378	8,381,778
Jazz Pharmaceuticals PLC (a)	207,600	32,281,800
Johnson & Johnson	1,154,500	152,728,805
Mallinckrodt PLC (a)	296,700	13,295,127
Merck & Co., Inc.	1,658,900	106,318,901
Merck KGaA	510,900	61,818,375
Mylan NV (a)	1,202,000	46,661,640
Novartis AG — ADR	178,800	14,924,436
Pacira Pharmaceuticals, Inc. (a)	141,600	6,754,320
Pfizer, Inc.	2,157,937	72,485,104
Roche Holding AG	263,600	67,353,734
Sanofi	280,900	26,915,886
Sanofi — ADR	674,200	32,300,922
Theravance Biopharma, Inc. (a)	85,900	3,422,256
Wuxi Biologics Cayman, Inc. (a)	2,446,000	9,195,077
Zoetis, Inc.	861,700	53,752,846

		1,202,694,399
Total Common Stocks — 98.6%		5,746,015,734

Preferred Stocks
Biotechnology — 0.1%
Ovid Therapeutics Inc. (Acquired 8/07/15, cost $9,342,296) (a)(b)(c)	697,472	7,064,486
Total Preferred Stocks — 0.1%		7,064,486

BLACKROCK FUNDS	JUNE 30, 2017	1

Schedule of Investments (continued)	BlackRock Health Sciences Opportunities Portfolio

Rights	Shares	Value
Biotechnology — 0.1%
Dyax Corp. — CVR (a)(b)	1,269,237	$2,906,553
Total Long-Term Investments (Cost — $3,877,930,624) — 98.8%		5,755,986,773

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.84% (e)(f)	75,735,138	$75,735,138
Total Short-Term Securities (Cost — $75,735,138) — 1.3%		75,735,138
Total Investments (Cost — $3,953,665,762*) — 100.1%		$5,831,721,911
Liabilities in Excess of Other Assets — (0.1)%		(4,240,668)

Net Assets — 100.0%		$5,827,481,243

Notes to Schedule of Investments

*	As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,973,591,483

Gross unrealized appreciation	$1,914,415,924
Gross unrealized depreciation	(56,285,496)

Net unrealized appreciation	$1,858,130,428

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $32,481,463, representing 0.56% of its net assets as of period end, and an original cost of $26,483,975.

(d)	During the period ended June 30, 2017, investments in issuer that is affiliated person and/or related parties of the Fund, as applicable, were as follows:

Affiliated Persons and/or Related Parties	Shares Held at September 30, 2016	Shares Purchased	Shares Sold	Shares Held at June 30, 2017	Value at June 30, 2017	Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
Syndax Pharmaceuticals, Inc.	288,213	668,208	—	956,421	$13,361,201	—	$(357,184)

(e)	Current yield as of period end.

(f)	During the period ended June 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at June 30, 2017	Value at June 30, 2017	Income		Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	132,199,702	(56,464,564)	75,735,138	$75,735,138	$405,729		$ 526	—
SL Liquidity Series, LLC, Money Market Series	11,591,525	(11,591,525)	—	—	233,449	[2]	1,236	—
Total				$75,735,138	$639,178		$1,762	—

[1]	Includes net capital gain distributions.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be

2	BLACKROCK FUNDS	JUNE 30, 2017

Schedule of Investments (concluded)	BlackRock Health Sciences Opportunities Portfolio

adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Biotechnology	$1,324,524,993	—	$25,416,977	$1,349,941,970
Diversified Consumer Services	26,244,870	—	—	26,244,870
Health Care Equipment & Supplies	1,439,297,592	—	—	1,439,297,592
Health Care Providers & Services	1,613,459,798	—	—	1,613,459,798
Life Sciences Tools & Services	114,377,105	—	—	114,377,105
Pharmaceuticals	965,043,589	$237,650,810	—	1,202,694,399
Preferred Stocks:
Biotechnology	—	—	7,064,486	7,064,486
Rights:
Biotechnology	—	—	2,906,553	2,906,553
Short-Term Securities	75,735,138	—	—	75,735,138

Total	$5,558,683,085	$237,650,810	$35,388,016	$5,831,721,911

During the period ended June 30, 2017, there were no transfers between levels.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Rights	Total
Assets:
Opening Balance, as of September 30, 2016	$25,327,586	$ 9,342,296	$1,408,853	$36,078,735
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation (depreciation)[1]	89,391	(2,277,810)	1,497,700	(690,719)
Purchases	—	—	—	—
Sales	—	—	—	—

Closing Balance, as of June 30, 2017	$25,416,977	$ 7,064,486	$2,906,553	$35,388,016

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2017[1]	$ 89,391	$(2,277,810)	$1,497,700	$ (690,719)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2017, is generally due to investments no longer held or categorized as Level 3 at period end.

BLACKROCK FUNDS	JUNE 30, 2017	3

Schedule of Investments June 30, 2017 (Unaudited)	BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.0%
Boeing Co.	27,415	$5,421,316
Lockheed Martin Corp.	56,380	15,651,652

		21,072,968
Automobiles — 0.5%
Ford Motor Co.	234,891	2,628,430
General Motors Co.	76,452	2,670,468

		5,298,898
Banks — 15.6%
Bank of America Corp.	681,121	16,523,995
Citigroup, Inc.	247,500	16,552,800
JPMorgan Chase & Co.	552,527	50,500,968
Strategic Growth Bancorp (Acquired 3/10/14, cost $7,599,729) (a)(b)(c)	167,408	5,852,573
U.S. Bancorp	402,895	20,918,308
Wells Fargo & Co.	893,056	49,484,233

		159,832,877
Beverages — 2.3%
Coca-Cola Co.	346,680	15,548,598
Diageo PLC	264,444	7,814,829

		23,363,427
Biotechnology — 0.2%
Acerta Pharma BV, Series B (Acquired 5/6/15, cost $1,815,300) (a)(b)(c)	31,555,035	2,691,644
Capital Markets — 3.7%
Invesco Ltd.	615,706	21,666,694
Morgan Stanley	354,751	15,807,705

		37,474,399
Chemicals — 2.0%
Dow Chemical Co.	326,113	20,567,947
Communications Equipment — 1.5%
Cisco Systems, Inc.	494,921	15,491,027
Containers & Packaging — 1.1%
International Paper Co.	194,342	11,001,701
Diversified Telecommunication Services — 5.0%
BCE, Inc.	464,286	20,911,441
BT Group PLC	2,674,584	10,284,479
Verizon Communications, Inc.	451,599	20,168,411

		51,364,331
Electric Utilities — 4.1%
Exelon Corp.	429,793	15,502,633
FirstEnergy Corp.	903,258	26,339,003

		41,841,636
Electronic Equipment, Instruments & Components — 1.7%
Hon Hai Precision Industry Co. Ltd.	4,485,000	17,240,300
Equity Real Estate Investment Trusts (REITs) — 3.6%
Crown Castle International Corp.	206,183	20,655,413
Weyerhaeuser Co.	480,102	16,083,417

		36,738,830
Health Care Providers & Services — 1.8%
Cardinal Health, Inc.	105,015	8,182,769
UnitedHealth Group, Inc.	57,436	10,649,783

		18,832,552
Household Products — 1.3%
Procter & Gamble Co.	148,387	12,931,927
Industrial Conglomerates — 4.8%
3M Co.	12,684	2,640,682

Common Stocks	Shares		Value
Industrial Conglomerates (continued)
General Electric Co.		1,134,219	$30,635,255
Honeywell International, Inc.		39,010	5,199,643
Koninklijke Philips NV		291,131	10,363,903

			48,839,483
Insurance — 6.9%
MetLife, Inc.		404,391	22,217,242
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares		66,078	13,371,102
Prudential Financial, Inc.		197,924	21,403,501
Swiss Re AG		144,727	13,263,183

			70,255,028
Media — 1.8%
Comcast Corp., Class A		191,038	7,435,199
Publicis Groupe SA		142,770	10,641,106

			18,076,305
Multi-Utilities — 3.5%
Engie SA		664,651	10,032,094
Public Service Enterprise Group, Inc.		592,881	25,499,812

			35,531,906
Oil, Gas & Consumable Fuels — 14.2%
Chevron Corp.		180,496	18,831,148
Enbridge, Inc.		272,353	10,842,373
Exxon Mobil Corp.		64,687	5,222,181
Marathon Petroleum Corp.		97,613	5,108,088
Occidental Petroleum Corp.		533,920	31,965,790
Plains All American Pipeline LP		618,414	16,245,736
Royal Dutch Shell PLC, Class A — ADR		683,008	36,329,196
Suncor Energy, Inc.		344,906	10,071,255
TOTAL SA — ADR		102,061	5,061,205
Valero Energy Corp.		82,502	5,565,585

			145,242,557
Personal Products — 1.0%
Unilever NV — NY Shares		184,543	10,199,692
Pharmaceuticals — 10.9%
AstraZeneca PLC		455,120	30,485,701
Johnson & Johnson		79,934	10,574,469
Merck & Co., Inc.		412,603	26,443,726
Pfizer, Inc.		1,314,096	44,140,485

			111,644,381
Professional Services — 0.8%
Nielsen Holdings PLC	USD	210,215	8,126,912
Semiconductors & Semiconductor Equipment — 3.9%
QUALCOMM, Inc.		269,175	14,863,843
Taiwan Semiconductor Manufacturing Co. Ltd.		3,684,000	25,169,874

			40,033,717
Software — 0.7%
Microsoft Corp.		108,729	7,494,690
Specialty Retail — 1.3%
Gap, Inc.		233,928	5,144,077
Home Depot, Inc.		50,934	7,813,276

			12,957,353
Technology Hardware, Storage & Peripherals — 1.0%
Lenovo Group Ltd.		15,792,000	9,966,835
Tobacco — 2.0%
Altria Group, Inc.		138,661	10,326,085

BLACKROCK FUNDS	JUNE 30, 2017	1

Schedule of Investments (continued)	BlackRock High Equity Income Fund

Common Stocks	Shares	Value
Tobacco (continued)
Philip Morris International, Inc.	86,115	$10,114,207

		20,440,292
Total Common Stocks — 99.2%		1,014,553,615

Preferred Stocks
Internet Software & Services — 2.1%
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $5,217,971) (a)(b)(c)	336,360	18,123,077
Zuora, Inc. (Acquired 1/16/15, cost $3,742,311) (a)(b)(c)	985,000	3,910,450

		22,033,527
Software — 1.5%
MongoDB, Series C (Acquired 12/19/13, cost $7,974,599) (a)(b)(c)	317,888	7,079,366
MongoDB, Series D (Acquired 12/19/13, cost $2,480,798) (a)(b)(c)	98,891	2,202,303
MongoDB, Series E (Acquired 12/19/13, cost $87,676) (a)(b)(c)	3,495	77,834

Preferred Stocks	Shares	Value
Software (concluded)
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $4,300,011) (a)(b)(c)	701,470	$5,618,775

		14,978,278
Total Preferred Stocks — 3.6%		37,011,805
Total Long-Term Investments (Cost — $1,035,046,234) — 102.8%		1,051,565,420

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.84% (d)(e)	4,633,710	4,633,710
Total Short-Term Securities (Cost — $4,633,710) — 0.5%		4,633,710
Total Investments (Cost — $1,039,679,944*) — 103.3%		1,056,199,130
Liabilities in Excess of Other Assets — (3.3)%		(33,722,596)

Net Assets — 100.0%		$1,022,476,534

Notes to Schedule of Investments

*	As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,041,846,706

Gross unrealized appreciation	$29,364,598
Gross unrealized depreciation	(15,012,174)

Net unrealized appreciation	$14,352,424

(a)	Non-income producing security.

(b)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $45,556,022, representing 4.46% of its net assets as of period end, and an original cost of $33,218,394.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	During the period ended June 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at June 30, 2017	Value at June 30, 2017	Income		Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	37,581,914	(32,948,204)	4,633,710	$4,633,710	$108,100		$47	—
SL Liquidity Series, LLC, Money Market Series	3,097,601	(3,097,601)	—	—	247,857	[2]	530	—
Total				$4,633,710	$355,957		$577	—

[1]	Includes net capital gain distributions.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

2	BLACKROCK FUNDS	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock High Equity Income Fund

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$21,072,968	—	—	$21,072,968
Automobiles	5,298,898	—	—	5,298,898
Banks	153,980,304	—	$5,852,573	159,832,877
Beverages	15,548,598	$7,814,829	—	23,363,427
Biotechnology	—	—	2,691,644	2,691,644
Capital Markets	37,474,399	—	—	37,474,399
Chemicals	20,567,947	—	—	20,567,947
Communications Equipment	15,491,027	—	—	15,491,027
Containers & Packaging	11,001,701	—	—	11,001,701
Diversified Telecommunication Services	41,079,852	10,284,479	—	51,364,331
Electric Utilities	41,841,636	—	—	41,841,636
Electronic Equipment, Instruments & Components	—	17,240,300	—	17,240,300
Equity Real Estate Investment Trusts (REITs)	36,738,830	—	—	36,738,830
Health Care Providers & Services	18,832,552	—	—	18,832,552
Household Products	12,931,927	—	—	12,931,927
Industrial Conglomerates	38,475,580	10,363,903	—	48,839,483
Insurance	43,620,743	26,634,285	—	70,255,028
Media	7,435,199	10,641,106	—	18,076,305
Multi-Utilities	25,499,812	10,032,094	—	35,531,906
Oil, Gas & Consumable Fuels	145,242,557	—	—	145,242,557
Personal Products	10,199,692	—	—	10,199,692
Pharmaceuticals	81,158,680	30,485,701	—	111,644,381
Professional Services	8,126,912	—	—	8,126,912
Semiconductors & Semiconductor Equipment	14,863,843	25,169,874	—	40,033,717
Software	7,494,690	—	—	7,494,690
Specialty Retail	12,957,353	—	—	12,957,353
Technology Hardware, Storage & Peripherals	—	9,966,835	—	9,966,835
Tobacco	20,440,292	—	—	20,440,292
Preferred Stocks:
Internet Software & Services	—	—	22,033,527	22,033,527
Software	—	—	14,978,278	14,978,278
Short-Term Securities	4,633,710	—	—	4,633,710

Total	$852,009,702	$158,633,406	$45,556,022	$1,056,199,130

During the period ended June 30, 2017, there were no transfers between levels.

BLACKROCK FUNDS	JUNE 30, 2017	3

Schedule of Investments (concluded)	BlackRock High Equity Income Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of September 30, 2016	$8,157,645	$35,157,191	$43,314,836
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)[1]	386,572	1,854,614	2,241,186
Purchases	—	—	—
Sales	—	—	—
Closing Balance, as of June 30, 2017	$8,544,217	$37,011,805	$45,556,022
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2017 [1]	$386,572	$1,854,614	$2,241,186

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2017, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Global Valuation Committee to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Common Stocks	$8,544,217	Market	Tangible Book Value Multiple[1]	1.75x	—
			Illiquidity Discount[2]	1.46%
		Income	Discount Rate[2]	1.65%	—
			Time to Exit[2]	1.5 years	—
Preferred Stocks	37,011,805	Market	Discount Rate[2]	25.00%	—
			Revenue Growth Rate[1]	83% - 131%	101.01%
			Revenue Growth Rate[1]	23.00%	—
			Revenue Multiple[1]	5.50x - 10.75x	8.07x
			Exit Scenario Probability[1]	5% - 50%	—
			Time to Exit[2]	1-2 years	—

Total	$45,556,022

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

4	BLACKROCK FUNDS	JUNE 30, 2017

Schedule of Investments June 30, 2017 (Unaudited)	BlackRock International Dividend Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 3.5%
Ansell Ltd.	616,368	$11,240,164
Sonic Healthcare Ltd.	605,845	11,280,074

		22,520,238
Belgium — 2.6%
Anheuser-Busch InBev SA	100,950	11,149,802
bpost SA	225,105	5,436,833

		16,586,635
Canada — 9.6%
Rogers Communications, Inc., Class B	648,169	30,614,089
TELUS Corp.	893,868	30,859,400

		61,473,489
China — 1.3%
ANTA Sports Products Ltd.	2,561,400	8,461,940
Denmark — 1.9%
Novo Nordisk A/S, Class B	277,149	11,908,340
Finland — 3.4%
Kone OYJ, Class B	427,318	21,739,896
France — 4.4%
Sanofi	294,054	28,176,305
Germany — 4.4%
Deutsche Post AG	746,491	28,022,025
Hong Kong — 1.7%
Sands China Ltd.	2,399,600	10,984,265
Japan — 2.1%
Japan Tobacco, Inc.	388,400	13,651,524
Netherlands — 2.0%
Heineken NV	135,144	13,140,709
Sweden — 2.2%
Svenska Handelsbanken AB, A Shares	989,632	14,173,634
Switzerland — 16.8%
Givaudan SA, Registered Shares	7,958	15,946,237
Nestle SA, Registered Shares	337,817	29,463,614
Novartis AG, Registered Shares	409,916	34,238,893
Roche Holding AG	58,484	14,943,535
SGS SA, Registered Shares	5,397	13,086,031

		107,678,310
Taiwan — 4.6%
Far EasTone Telecommunications Co. Ltd.	4,219,000	10,745,715
Taiwan Semiconductor Manufacturing Co. Ltd.	2,765,000	18,891,070

		29,636,785

Common Stocks	Shares	Value
United Kingdom — 28.1%
AstraZeneca PLC	529,834	$35,490,334
British American Tobacco PLC	609,496	41,533,049
Diageo PLC	536,005	15,839,979
GlaxoSmithKline PLC	956,917	20,370,245
Imperial Brands PLC	827,822	37,200,160
Lloyds Banking Group PLC	10,091,370	8,696,548
Metro Bank PLC (a)	53	2,477
Unilever PLC	400,317	21,664,414

		180,797,206
United States — 5.9%
3M Co.	94,800	19,736,412
Microsoft Corp.	268,476	18,506,051

		38,242,463
Total Common Stocks — 94.5%		607,193,764

Preferred Stocks
China — 0.8%
Xiaoju Kuaizhi Inc., Series A-17 (Acquired 7/28/15, cost $2,770,046) (a)(b)(c)	101,000	5,143,930
India — 0.6%
Jasper Infotech Private Ltd., Series F (Acquired 5/07/14, cost $5,332,969) (a)(b)(c)	749	2,599,840
Jasper Infotech Private Ltd., Series G (Acquired 10/29/14, cost $2,090,847) (a)(b)(c)	248	1,052,291

		3,652,131
Total Preferred Stocks — 1.4%		8,796,061
Total Long-Term Investments (Cost — $602,833,959) — 95.9%		615,989,825

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.84% (d)(e)	25,732,662	25,732,662
Total Short-Term Securities (Cost — $25,732,662) — 4.0%		25,732,662
Total Investments (Cost — $628,566,621*) — 99.9%		641,722,487
Other Assets Less Liabilities — 0.1%		828,525

Net Assets — 100.0%		$642,551,012

Notes to Schedule of Investments

*	As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$632,417,680

Gross unrealized appreciation	$25,197,498
Gross unrealized depreciation	(15,892,691)

Net unrealized appreciation	$9,304,807

(a)	Non-income producing security.

(b)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $8,796,061, representing 1.37% of its net assets as of period end, and an original cost of $10,193,862.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	During the period ended June 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BLACKROCK FUNDS	JUNE 30, 2017	1

Schedule of Investments (continued)	BlackRock International Dividend Fund

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at June 30, 2017	Value at June 30, 2017	Income		Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	25,833,103	(100,441)	25,732,662	$25,732,662	$39,831		$ 6	—
SL Liquidity Series, LLC, Money Market Series	—	—	—	—	1,636	[2]	2,054	—
Total				$25,732,662	$41,467		$2,060	—

[1]	Includes net capital gain distributions.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Current yield as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$22,520,238	—	$22,520,238
Belgium	—	16,586,635	—	16,586,635
Canada	$61,473,489	—	—	61,473,489
China	—	8,461,940	—	8,461,940
Denmark	—	11,908,340	—	11,908,340
Finland	—	21,739,896	—	21,739,896
France	—	28,176,305	—	28,176,305
Germany	—	28,022,025	—	28,022,025
Hong Kong	—	10,984,265	—	10,984,265
Japan	—	13,651,524	—	13,651,524
Netherlands	—	13,140,709	—	13,140,709
Sweden	—	14,173,634	—	14,173,634
Switzerland	—	107,678,310	—	107,678,310
Taiwan	—	29,636,785	—	29,636,785
United Kingdom	—	180,797,206	—	180,797,206
United States	38,242,463	—	—	38,242,463
Preferred Stocks:
China	—	—	$5,143,930	5,143,930
India	—	—	3,652,131	3,652,131

2	BLACKROCK FUNDS	JUNE 30, 2017

Schedule of Investments (concluded)	BlackRock International Dividend Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$25,732,662	—	—	$25,732,662

Total	$125,448,614	$507,477,812	$8,796,061	$641,722,487

During the period ended June 30, 2017, there were no transfers between levels.

[1]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks
Assets:
Opening Balance, as of September 30, 2016	$ 29,608,987
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)
Net change in unrealized appreciation (depreciation)[1]	(20,812,926)
Purchases	—
Sales	—

Closing Balance, as of June 30, 2017	$ 8,796,061

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2017 [1]	$(20,812,926)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2017, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Global Valuation Committee to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Preferred Stocks[3]	$8,796,061	Market	Revenue Multiple[1]	5.86x	—
			Time to Exit[2]	1 year	—
			Volatility[1]	29.00%	—

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

[3]

For the period ended June 30, 2017, the valuation technique for investments classified as preferred stocks with a total value of $3,652,131 changed to an Option Pricing Model (“OPM”). The investments were previously valued utilizing Probability-Weighted Expected Return Model (“PWERM”). The change was due to consideration of liquidation preferences and exit strategy.

BLACKROCK FUNDS	JUNE 30, 2017	3

Schedule of Investments June 30, 2017 (Unaudited)	BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.6%
TransDigm Group, Inc. (a)	45,752	$12,301,340
Airlines — 0.5%
Southwest Airlines Co.	64,992	4,038,603
Banks — 4.4%
First Republic Bank	176,924	17,710,092
SVB Financial Group (a)	87,451	15,373,011

		33,083,103
Beverages — 3.4%
Constellation Brands, Inc., Class A	76,575	14,834,875
Dr. Pepper Snapple Group, Inc.	113,217	10,315,201

		25,150,076
Biotechnology — 0.9%
Ligand Pharmaceuticals, Inc. (a)	53,294	6,469,892
Building Products — 4.7%
AO Smith Corp.	227,778	12,830,735
JELD-WEN Holding, Inc. (a)	425,245	13,803,453
Masonite International Corp. (a)	111,754	8,437,427

		35,071,615
Chemicals — 0.7%
Scotts Miracle-Gro Co., Class A	27,309	2,443,063
Sherwin-Williams Co.	7,829	2,747,666

		5,190,729
Communications Equipment — 1.6%
CommScope Holding Co, Inc. (a)	308,658	11,738,264
Diversified Consumer Services — 1.5%
Bright Horizons Family Solutions, Inc. (a)	143,909	11,111,214
Diversified Telecommunication Services — 1.5%
Zayo Group Holdings, Inc. (a)	376,468	11,632,861
Electrical Equipment — 1.6%
Acuity Brands, Inc.	59,620	12,119,554
Electronic Equipment, Instruments & Components — 3.1%
Flex Ltd. (a)	760,018	12,395,894
IPG Photonics Corp. (a)	73,802	10,708,670

		23,104,564
Equity Real Estate Investment Trusts (REITs) — 3.8%
Equinix, Inc.	29,092	12,485,123
SBA Communications Corp. (a)	120,366	16,237,373

		28,722,496
Food Products — 1.5%
Lamb Weston Holdings, Inc.	261,894	11,533,812
Health Care Equipment & Supplies — 9.3%
Align Technology, Inc. (a)	101,531	15,241,834
Cooper Cos, Inc.	55,673	13,329,230
DexCom, Inc. (a)	96,912	7,089,113
Intuitive Surgical, Inc. (a)	13,436	12,567,631
Nevro Corp. (a)	100,894	7,509,540
Teleflex, Inc.	66,698	13,857,176

		69,594,524
Hotels, Restaurants & Leisure — 7.5%
Domino’s Pizza Enterprises Ltd.	187,591	7,506,563
Domino’s Pizza, Inc.	78,792	16,666,872
Papa John’s International, Inc.	92,198	6,616,128
Six Flags Entertainment Corp.	152,675	9,100,957
Vail Resorts, Inc.	82,680	16,769,984

		56,660,504

Common Stocks	Shares	Value
Industrial Conglomerates — 2.2%
Roper Technologies, Inc.	70,914	$16,418,718
Internet & Direct Marketing Retail — 3.7%
Liberty Expedia Holdings, Inc. (a)	52,213	2,820,546
Liberty Ventures (a)	207,276	10,838,462
Netflix, Inc. (a)	93,063	13,904,543

		27,563,551
Internet Software & Services — 6.8%
CoStar Group, Inc. (a)	49,053	12,930,371
IAC/InterActiveCorp (a)	143,822	14,848,183
MercadoLibre, Inc.	21,159	5,308,370
Okta, Inc. (a)	104,827	2,390,056
Pandora Media, Inc. (a)(b)	206,873	1,845,307
Wix.com Ltd. (a)	191,641	13,338,214

		50,660,501
IT Services — 6.7%
Black Knight Financial Services, Inc., Class A (a)	74,542	3,052,495
Fiserv, Inc. (a)	95,742	11,713,076
Global Payments, Inc.	158,742	14,337,577
Vantiv, Inc., Class A (a)	140,255	8,883,752
Worldpay Group PLC	3,006,029	12,326,019

		50,312,919
Machinery — 2.8%
Wabtec Corp.	106,369	9,732,764
Xylem, Inc.	204,682	11,345,523

		21,078,287
Media — 3.2%
Live Nation Entertainment, Inc. (a)	278,172	9,694,294
Madison Square Garden Co., Class A (a)	63,310	12,465,739
Manchester United PLC	137,208	2,229,630

		24,389,663
Multiline Retail — 0.5%
Dollar Tree, Inc. (a)	58,533	4,092,627
Oil, Gas & Consumable Fuels — 2.1%
Concho Resources, Inc. (a)	22,540	2,739,286
Diamondback Energy, Inc. (a)	65,389	5,807,197
Parsley Energy, Inc., Class A (a)	254,256	7,055,604

		15,602,087
Pharmaceuticals — 2.3%
Zoetis, Inc.	272,703	17,011,213
Professional Services — 2.3%
Equifax, Inc.	126,947	17,445,057
Semiconductors & Semiconductor Equipment — 2.8%
Inphi Corp. (a)	116,836	4,007,475
Silicon Laboratories, Inc. (a)	89,565	6,121,768
Teradyne, Inc.	359,530	10,796,686

		20,925,929
Software — 8.2%
Autodesk, Inc. (a)	109,793	11,069,330
PTC, Inc. (a)	170,191	9,380,928
Snap, Inc., Class A (a)(b)	370,018	6,575,220
Take-Two Interactive Software, Inc. (a)	191,408	14,045,519
Ubisoft Entertainment SA (a)	105,768	6,004,590
Zendesk, Inc. (a)	529,649	14,713,649

		61,789,236
Specialty Retail — 2.5%
Floor & Decor Holdings, Inc. (a)	130,621	5,128,180

BLACKROCK FUNDS	JUNE 30, 2017	1

Schedule of Investments (continued)	BlackRock Mid-Cap Growth Equity Portfolio

Common Stocks	Shares	Value
Specialty Retail (continued)
Ulta Beauty, Inc. (a)	47,935	$13,773,643

		18,901,823
Technology Hardware, Storage & Peripherals — 1.1%
BlackBerry Ltd. (a)	807,148	8,063,409
Total Common Stocks — 94.8%		711,778,171

Preferred Stocks
Internet Software & Services — 2.3%
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $5,000,911) (a)(c)(d)	322,368	17,369,188
Software — 0.5%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $2,811,905) (a)(c)(d)	458,712	3,674,283
Total Preferred Stocks — 2.8%		21,043,471
Total Long-Term Investments (Cost — $556,009,873) — 97.6%		732,821,642

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.84% (e)(f)	28,036,613	$28,036,613
SL Liquidity Series, LLC, Money Market Series, 1.27% (e)(f)(g)	7,890,148	7,890,937

Total Short-Term Securities (Cost — $35,928,337) — 4.8%		35,927,550
Total Investments (Cost — $591,938,210*) — 102.4%		$768,749,192
Liabilities in Excess of Other Assets — (2.4)%		(18,332,672)

Net Assets — 100.0%		$750,416,520

Notes to Schedule of Investments

*	As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$592,317,171

Gross unrealized appreciation	$182,902,110
Gross unrealized depreciation	(6,470,089)

Net unrealized appreciation	$176,432,021

(a)	Non-income producing security.

(b)	Security, or a portion of the security, is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $21,043,471, representing 2.8% of its net assets as of period end, and an original cost of $7,812,816.

(e)	During the period ended June 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at June 30, 2017	Value at June 30, 2017	Income		Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,658,855	25,377,758	28,036,613	$28,036,613	$44,541		—	—
SL Liquidity Series, LLC, Money Market Series	—	7,890,148	7,890,148	7,890,937	216,275	[1]	$93	$(787)
Total				$35,927,550	$260,816		$93	$(787)

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Current yield as of period end.

(g)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

2	BLACKROCK FUNDS	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock Mid-Cap Growth Equity Portfolio

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$12,301,340	—	—	$12,301,340
Airlines	4,038,603	—	—	4,038,603
Banks	33,083,103	—	—	33,083,103
Beverages	25,150,076	—	—	25,150,076
Biotechnology	6,469,892	—	—	6,469,892
Building Products	35,071,615	—	—	35,071,615
Chemicals	5,190,729	—	—	5,190,729
Communications Equipment	11,738,264	—	—	11,738,264
Diversified Consumer Services	11,111,214	—	—	11,111,214
Diversified Telecommunication Services	11,632,861	—	—	11,632,861
Electrical Equipment	12,119,554	—	—	12,119,554
Electronic Equipment, Instruments & Components	23,104,564	—	—	23,104,564
Equity Real Estate Investment Trusts (REITs)	28,722,496	—	—	28,722,496
Food Products	11,533,812	—	—	11,533,812
Health Care Equipment & Supplies	69,594,524	—	—	69,594,524
Hotels, Restaurants & Leisure	49,153,941	$7,506,563	—	56,660,504
Industrial Conglomerates	16,418,718	—	—	16,418,718
Internet & Direct Marketing Retail	27,563,551	—	—	27,563,551
Internet Software & Services	50,660,501	—	—	50,660,501
IT Services	37,986,900	12,326,019	—	50,312,919
Machinery	21,078,287	—	—	21,078,287
Media	24,389,663	—	—	24,389,663
Multiline Retail	4,092,627	—	—	4,092,627
Oil, Gas & Consumable Fuels	15,602,087	—	—	15,602,087
Pharmaceuticals	17,011,213	—	—	17,011,213
Professional Services	17,445,057	—	—	17,445,057
Semiconductors & Semiconductor Equipment	20,925,929	—	—	20,925,929
Software	55,784,646	6,004,590	—	61,789,236
Specialty Retail	18,901,823	—	—	18,901,823
Technology Hardware, Storage & Peripherals	8,063,409	—	—	8,063,409
Preferred Stocks:
Internet Software & Services	—	—	$17,369,188	17,369,188
Software	—	—	3,674,283	3,674,283
Short-Term Securities	28,036,613	—	—	28,036,613

Subtotal	$713,977,612	$25,837,172	$21,043,471	$760,858,255

Investments Valued at NAV[1]				7,890,937

Total Investments				$768,749,192

[1]

As of June 30, 2017, certain investments of the Fund’s were valued using NAV per share or its equivalent as no quoted market value was available and therefore have been excluded from the fair value hierarchy.

BLACKROCK FUNDS	JUNE 30, 2017	3

Schedule of Investments (concluded)	BlackRock Mid-Cap Growth Equity Portfolio

During the period ended June 30, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Securities
Assets:
Opening balance, as of September 30, 2016	$20,174,639
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)[1]	868,832
Purchases	—
Sales	—

Closing balance, as of June 30, 2017	$21,043,471

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2017[1]	$ 868,832

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Global Valuation Committee to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Preferred Stocks	$21,043,471	Market	Revenue Multiple[1]	8.25x - 10.75x	8.69x
			Revenue Growth Rate[1]	131.00%	—

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

4	BLACKROCK FUNDS	JUNE 30, 2017

Schedule of Investments June 30, 2017 (Unaudited)	BlackRock Science & Technology Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Communications Equipment — 1.1%
Advanced Ceramic X Corp.	116,000	$1,410,099
Quantenna Communications, Inc. (a)	76,917	1,461,423
Viavi Solutions, Inc. (a)	177,900	1,873,287

		4,744,809
Electronic Equipment, Instruments & Components — 2.7%
Coherent, Inc. (a)	14,500	3,262,355
Flex Ltd. (a)	142,900	2,330,699
Largan Precision Co. Ltd.	17,000	2,706,647
Samsung SDI Co. Ltd.	21,000	3,152,594

		11,452,295
Internet & Direct Marketing Retail — 7.6%
Amazon.com, Inc. (a)	18,000	17,424,000
Boozt AB (a)	173,435	1,708,679
Ensogo Ltd. (a)(b)	94,425	—
Expedia, Inc.	17,000	2,532,150
JD.com, Inc. — ADR (a)	70,700	2,772,854
Netflix, Inc. (a)	30,290	4,525,629
Priceline Group, Inc. (a)	1,600	2,992,832

		31,956,144
Internet Software & Services — 23.5%
58.com, Inc. — ADR (a)	49,100	2,165,801
Alibaba Group Holding Ltd. — ADR (a)	95,500	13,455,950
Alphabet, Inc., Class A (a)	26,813	24,927,510
Alteryx, Inc., Class A (a)	38,371	749,002
Delivery Hero AG (a)	70,071	2,224,883
Facebook, Inc., Class A (a)	85,300	12,878,594
Five9, Inc. (a)	98,100	2,111,112
LogMeIn, Inc.	23,700	2,476,650
MercadoLibre, Inc.	14,600	3,662,848
Momo, Inc. — ADR (a)	51,200	1,892,352
MuleSoft, Inc. (a)	49,900	1,244,506
NetEase, Inc. — ADR	6,700	2,014,221
Okta, Inc. (a)	60,052	1,369,186
Shopify, Inc., Class A (a)	40,300	3,502,070
Takeaway.com Holding BV (a)	39,500	1,682,339
Tencent Holdings Ltd.	468,400	16,803,831
Wix.com Ltd. (a)	45,900	3,194,640
Yandex NV (a)	88,000	2,309,120

		98,664,615
IT Services — 8.0%
Cognizant Technology Solutions Corp., Class A	33,000	2,191,200
DXC Technology Co.	40,000	3,068,800
InterXion Holding NV (a)	63,100	2,888,718
Mastercard, Inc., Class A	62,800	7,627,060
PayPal Holdings, Inc. (a)	68,600	3,681,762
Square, Inc., Class A (a)	232,400	5,452,104
Visa, Inc., Class A	92,100	8,637,138

		33,546,782
Media — 1.1%
Naspers Ltd., N Shares	24,338	4,792,951
Semiconductors & Semiconductor Equipment — 20.3%
Advanced Micro Devices, Inc. (a)	285,000	3,556,800
Advanced Semiconductor Engineering, Inc.	1,602,643	2,054,189
ams AG	39,800	2,582,699
Applied Materials, Inc.	120,200	4,965,462
ASML Holding NV	50,700	6,608,900
ASPEED Technology, Inc.	64,000	1,421,337

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom Ltd.	33,121	$7,718,849
Cirrus Logic, Inc. (a)	25,600	1,605,632
Lam Research Corp.	36,100	5,105,623
Macronix International (a)	3,506,000	1,921,703
MagnaChip Semiconductor Corp. (a)	273,100	2,676,380
Megachips Corp. (c)	91,800	2,269,592
Microchip Technology, Inc.	29,700	2,292,246
Micron Technology, Inc. (a)	99,000	2,956,140
Monolithic Power Systems, Inc.	21,800	2,101,520
NVIDIA Corp.	29,900	4,322,344
ON Semiconductor Corp. (a)	160,300	2,250,612
Renesas Electronics Corp. (a)	328,000	2,867,810
Silicon Laboratories, Inc. (a)	28,800	1,968,480
Skyworks Solutions, Inc.	27,900	2,677,005
SOITEC (a)	76,310	4,655,090
STMicroelectronics NV	268,100	3,855,159
Taiwan Semiconductor Manufacturing Co. Ltd.	820,000	5,602,415
Teradyne, Inc.	68,200	2,048,046
Tower Semiconductor, Ltd. (a)	97,800	2,332,530
Ulvac, Inc.	57,200	2,760,035

		85,176,598
Software — 20.8%
Activision Blizzard, Inc.	101,900	5,866,383
Adobe Systems, Inc. (a)	39,700	5,615,168
Altium Ltd.	219,700	1,446,887
Autodesk, Inc. (a)	46,600	4,698,212
Blackline, Inc. (a)	35,170	1,256,976
Electronic Arts, Inc. (a)	43,300	4,577,676
ESI Group (a)	23,800	1,386,072
Gridsum Holding, Inc. — ADR (a)	36,200	309,872
Guidewire Software, Inc. (a)	32,700	2,246,817
HubSpot, Inc. (a)	34,700	2,281,525
Intuit, Inc.	13,500	1,792,935
Linx SA	290,500	1,525,763
Microsoft Corp.	298,500	20,575,605
Nintendo Co. Ltd.	24,200	8,101,958
Proofpoint, Inc. (a)	36,410	3,161,480
PTC, Inc. (a)	44,600	2,458,352
salesforce.com, Inc. (a)	103,000	8,919,800
Take-Two Interactive Software, Inc. (a)	56,300	4,131,294
Ubisoft Entertainment SA (a)	55,600	3,156,486
Xero Ltd. (a)	116,960	2,160,183
Zendesk, Inc. (a)	69,700	1,936,266

		87,605,710
Technology Hardware, Storage & Peripherals — 8.5%
Apple Inc.	169,159	24,362,279
BlackBerry Ltd. (a)	223,300	2,230,767
Catcher Technology Co. Ltd.	360,000	4,290,635
Samsung Electronics Co. Ltd.	2,400	4,998,772

		35,882,453
Total Common Stocks — 93.6%		393,822,357

BLACKROCK FUNDS	JUNE 30, 2017	1

Schedule of Investments (continued)	BlackRock Science & Technology Opportunities Portfolio

Preferred Stocks	Shares	Value
Internet & Direct Marketing Retail — 0.2%
Jasper Infotech Private Ltd., Series F (Acquired 5/07/14, cost $1,018,150) (a)(b)(d)	143	$496,365
Jasper Infotech Private Ltd., Series G (Acquired 10/29/14, cost $396,249) (a)(b)(d)	47	199,426

		695,791
Internet Software & Services — 2.4%
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $2,000,004) (a)(b)(d)	128,924	6,946,425
Xiaoju Kuaizhi Inc., Series A-17 (Acquired 7/28/15, cost $1,080,592) (a)(b)(d)	39,400	2,006,642
Zuora, Inc. (Acquired 1/16/15, cost $1,006,815) (a)(b)(d)	265,000	1,052,050

		10,005,117
Software — 0.9%
MongoDB, Series C (Acquired 12/19/13, cost $1,512,773) (a)(b)(d)	60,303	1,342,948
MongoDB, Series D (Acquired 12/19/13, cost $470,592) (a)(b)(d)	18,759	417,763
MongoDB, Series E (Acquired 12/19/13, cost $16,632) (a)(b)(d)	663	14,765
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $1,500,011) (a)(b)(d)	244,700	1,960,047

		3,735,523
Total Preferred Stocks — 3.5%		14,436,431
Total Long-Term Investments (Cost — $245,433,515) — 97.1%		408,258,788

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.84% (e)(f)	11,768,683	$11,768,683
SL Liquidity Series, LLC, Money Market Series, 1.27% (e)(f)(g)	2,673,951	2,674,218
Total Short-Term Securities (Cost — $14,443,026) — 3.4%		14,442,901

Total Investments Before Options Written (Cost — $259,876,541*) — 100.5%		422,701,689

Options Written
(Premiums Received — $493,412) — (0.1)%		(473,989)
Total Investments Net of Options Written — 100.4%		422,227,700
Liabilities in Excess of Other Assets — (0.4)%		(1,485,618)

Net Assets — 100.0%		$420,742,082

Notes to Schedule of Investments

*	As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$260,997,888

Gross unrealized appreciation	$163,894,085
Gross unrealized depreciation	(2,190,284)

Net unrealized appreciation	$161,703,801

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Security, or a portion of the security, is on loan.

(d)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $14,436,431, representing 3.43% of its net assets as of period end, and an original cost $9,001,817.

(e)	During the period ended June 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at June 30, 2017	Value at June 30, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,579,591	10,189,092	11,768,683	$11,768,683	$ 22,467		$ 9	—
SL Liquidity Series, LLC, Money Market Series	2,454,786	219,165	2,673,951	2,674,218	154,663	[2]	(54)	$(125)
Total				$14,442,901	$177,130		$(45)	$(125)

[1]	Includes net capital gain distributions.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Current yield as of period end.

(g)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2	BLACKROCK FUNDS	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock Science & Technology Opportunities Portfolio

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written
Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Advanced Micro Devices, Inc.	Call	07/07/17	USD	12.00	451	$(28,864)
Advanced Micro Devices, Inc.	Call	07/14/17	USD	11.00	144	(22,752)
PayPal Holdings, Inc.	Call	07/14/17	USD	53.00	79	(10,625)
Advanced Micro Devices, Inc.	Call	07/21/17	USD	13.00	432	(22,248)
Advanced Micro Devices, Inc.	Call	07/21/17	USD	14.00	144	(3,456)
Intuit, Inc.	Call	07/21/17	USD	130.00	47	(18,330)
Momo, Inc. — ADR	Call	07/21/17	USD	40.00	89	(7,342)
NVIDIA Corp.	Call	07/21/17	USD	140.00	164	(136,120)
PayPal Holdings, Inc.	Call	07/21/17	USD	52.50	81	(16,645)
Proofpoint, Inc.	Call	07/21/17	USD	90.00	86	(12,470)
Skyworks Solutions, Inc.	Call	07/21/17	USD	105.00	49	(3,553)
Yandex NV	Call	07/21/17	USD	27.00	122	(7,015)
Advanced Micro Devices, Inc.	Call	07/28/17	USD	13.00	362	(23,711)
PayPal Holdings, Inc.	Call	07/28/17	USD	53.00	80	(17,240)
Skyworks Solutions, Inc.	Call	07/28/17	USD	112.00	48	(1,560)
Yandex NV	Call	07/28/17	USD	28.50	67	(3,183)
Advanced Micro Devices, Inc.	Call	08/04/17	USD	14.50	34	(1,394)
Blackline, Inc.	Call	08/18/17	USD	35.00	123	(28,905)
MercadoLibre, Inc.	Call	08/18/17	USD	270.00	51	(42,075)
Momo, Inc. — ADR	Call	08/18/17	USD	45.00	90	(7,650)
Monolithic Power Systems, Inc.	Call	08/18/17	USD	100.00	76	(18,050)
Proofpoint, Inc.	Call	08/18/17	USD	90.00	32	(12,960)
Yandex NV	Call	08/18/17	USD	28.00	56	(5,740)
Total						$(451,888)

OTC Options Written
Description	Put/ Call	Counterparty	Expiration Date	Strike Price	Contracts	Value
Xero Ltd.	Call	Bank of America N.A.	7/12/17	NZD 24.73	6,000	$(3,290)
Xero Ltd.	Call	Citibank N.A.	8/08/17	NZD 25.25	12,500	(7,744)
Xero Ltd.	Call	UBS AG	8/16/17	NZD 25.68	13,700	(7,420)
Xero Ltd.	Call	Citibank N.A.	8/18/17	NZD 26.18	8,700	(3,647)
Total						$(22,101)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different

BLACKROCK FUNDS	JUNE 30, 2017	3

Schedule of Investments (continued)	BlackRock Science & Technology Opportunities Portfolio

levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Communications Equipment	$3,334,710	$1,410,099	—	$4,744,809
Electronic Equipment, Instruments & Components	5,593,054	5,859,241	—	11,452,295
Internet & Direct Marketing Retail	31,956,144	—	—	31,956,144
Internet Software & Services	81,860,784	16,803,831	—	98,664,615
IT Services	33,546,782	—	—	33,546,782
Media	—	4,792,951	—	4,792,951
Semiconductors & Semiconductor Equipment	53,232,759	31,943,839	—	85,176,598
Software	71,354,124	16,251,586	—	87,605,710
Technology Hardware, Storage & Peripherals	26,593,046	9,289,407	—	35,882,453
Preferred Stocks:
Internet & Direct Marketing Retail	—	—	$695,791	695,791
Internet Software & Services.	—	—	10,005,117	10,005,117
Software	—	—	3,735,523	3,735,523
Short-Term Securities	11,768,683	—	—	11,768,683

Subtotal	$319,240,086	$86,350,954	$14,436,431	$420,027,471

Investments Valued at NAV[1]				2,674,218

Total Investments				$422,701,689

Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(451,888)	$(22,101)	—	$(473,989)

[1]	As of June 30, 2017, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2]	Derivative financial instruments are options written. Options written are shown at value.

During the period ended June 30, 2017, there were no transfers between levels.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of September 30, 2016	$46,974	$18,053,994	$18,100,968
Transfers into Level 3		—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)[1]	(46,974)	(3,117,569)	(3,164,543)
Purchases	—	—	—
Sales	—	(499,994)	(499,994)

Closing Balance, as of June 30, 2017	—	$14,436,431	$14,436,431

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2017 [1]	$(46,974)	$(3,117,569)	$(3,164,543)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2017, is generally due to investments no longer held or categorized as Level 3 at period end.

4	BLACKROCK FUNDS	JUNE 30, 2017

Schedule of Investments (concluded)	BlackRock Science & Technology Opportunities Portfolio

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Global Valuation Committee to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Preferred Stocks[3]	$14,436,431	Market	Discount Rate[2]	25.00%	—
			Revenue Growth Rate[1]	83.00% - 131.00%	108.19%
			Revenue Growth Rate[1]	23.00%	—
			Revenue Multiple[1]	5.50x - 10.75x	7.93x
			Time to Exit[2]	1-2 years	—
			Volatility[1]	29.00%	—
			Scenario Probability[1]	5% - 50%	—

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

[3]

For the period ended June 30, 2017, the valuation technique for investments classified as preferred stocks with a total value of $695,791 changed to an Option Pricing Model (“OPM”). The investments were previously valued utilizing Probability-Weighted Expected Return Model (“PWERM”). The change was due to consideration of liquidation preferences and exit strategy.

BLACKROCK FUNDS	JUNE 30, 2017	5

Schedule of Investments June 30, 2017 (Unaudited)	(Percentages shown are based on Net Assets)

Asset-Backed Securities — 0.0%		Par (000)	Value
Knollwood CDO Ltd., Series 2004-1A, Class C, 4.36%, 1/10/39 (a)(b)(c)	USD	150	$—

Common Stocks		Shares	Value
Aerospace & Defense — 0.7%
Boeing Co.		5,075	1,003,581
Bombardier, Inc., Class B (d)		25,047	45,582
Dassault Aviation SA		814	1,137,569
Thales SA		10,939	1,177,305
United Technologies Corp.		238	29,062

			3,393,099
Air Freight & Logistics — 0.5%
Deutsche Post AG		22,678	851,294
Expeditors International of Washington, Inc.		15,997	903,511
FedEx Corp.		1,621	352,292
United Parcel Service, Inc., Class B		3,491	386,070

			2,493,167
Airlines — 0.3%
American Airlines Group, Inc.		6,574	330,804
Delta Air Lines, Inc.		13,607	731,240
Deutsche Lufthansa AG		19,477	443,873
Japan Airlines Co. Ltd.		6,700	207,537
Singapore Airlines Ltd.		4,800	35,276

			1,748,730
Auto Components — 1.3%
BorgWarner, Inc.		25,211	1,067,938
Bridgestone Corp.		20,000	864,631
Cie Generale des Etablissements Michelin		1,855	246,890
Delphi Automotive PLC		3,635	318,608
Denso Corp.		700	29,707
GKN PLC		45,990	195,347
Goodyear Tire & Rubber Co.		4,210	147,182
Lear Corp.		20,182	2,867,459
Magna International, Inc.		18,383	851,532

			6,589,294
Automobiles — 0.9%
Honda Motor Co. Ltd.		10,200	279,460
Mazda Motor Corp.		24,700	347,008
Nissan Motor Co. Ltd.		82,500	823,757
Subaru Corp.		36,700	1,244,426
Suzuki Motor Corp.		17,000	809,846
Toyota Motor Corp.		25,100	1,319,344

			4,823,841

Common Stocks	Shares	Value
Banks — 3.2%
Banco Bilbao Vizcaya Argentaria SA	47,861	$398,681
Banco Santander SA	119,629	794,324
Bank Hapoalim BM	8,674	58,490
Bank Leumi Le-Israel BM	11,633	56,519
Bank of America Corp.	74,352	1,803,780
Bank of East Asia Ltd.	9,800	42,120
Bank of Nova Scotia	38,578	2,320,689
BNP Paribas SA	3,478	250,391
BOC Hong Kong Holdings Ltd.	30,000	143,571
Citigroup, Inc.	6,928	463,345
DBS Group Holdings Ltd.	14,300	215,226
Hang Seng Bank Ltd.	6,200	129,705
HSBC Holdings PLC	98,479	914,083
ING Groep NV	93,152	1,608,065
Japan Post Bank Co. Ltd.	13,000	166,883
JPMorgan Chase & Co.	34,060	3,113,084
Mitsubishi UFJ Financial Group, Inc.	75,900	511,949
Mizrahi Tefahot Bank Ltd.	1,117	20,310
Oversea-Chinese Banking Corp. Ltd.	25,200	197,400
Royal Bank of Canada	10,718	778,229
Sumitomo Mitsui Financial Group, Inc.	2,000	78,089
Suruga Bank Ltd.	7,300	177,539
Toronto-Dominion Bank	6,174	311,128
UniCredit SpA (d)	23,968	448,952
United Overseas Bank Ltd.	10,600	177,960
Wells Fargo & Co.	22,681	1,256,754

		16,437,266
Beverages — 1.1%
Anheuser-Busch InBev SA	2,880	318,092
Coca-Cola Co.	40,179	1,802,028
Coca-Cola HBC AG	19,050	560,244
PepsiCo, Inc.	25,058	2,893,948
Treasury Wine Estates Ltd.	36,797	372,088

		5,946,400
Biotechnology — 0.8%
AbbVie, Inc.	11,167	809,719
Actelion Ltd. (d)	1,594	446,026
Amgen, Inc.	4,400	757,812
Biogen, Inc. (d)	317	86,021
Celgene Corp. (d)	4,002	519,740
Gilead Sciences, Inc.	18,571	1,314,455
Idorsia Ltd. (d)	1,594	30,088

		3,963,861

Portfolio Abbreviations
AUD	Australian Dollar	INR	Indian Rupee	NZD	New Zealand Dollar
BRL	Brazilian Real	JPY	Japanese Yen	OTC	Over-the-counter
BZDIOVER	Overnight Brazil CETIP — Interbank Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	PLN	Polish Zloty
CAD	Canadian Dollar	KRW	South Korean Won	REIT	Real Estate Investment Trust
CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate	S&P	Standard & Poor’s
CHF	Swiss Franc	MIB	Milano Italia Borsa	SEK	Swedish Krona
CNY	Chinese Yuan	MIBOR	Moscow Interbank Offer Rate	SGD	Singapore Dollar
CZK	Czech Koruna	MXIBTIIE	Mexico Interbank TIIE 28-Day	STIBOR	Stockholm Interbank Offered Rate
EUR	Euro	MXN	Mexican Peso	TWD	Taiwan New Dollar
EURIBOR	Euro Interbank Offered Rate	MYR	Malaysian Ringgit	USD	U.S. Dollar
FTSE	Financial Times Stock Exchange	NOK	Norwegian Krone	ZAR	South African Rand
GBP	British Pound

BLACKROCK TACTICAL OPPORTUNITIES FUND	JUNE 30, 2017	1

Schedule of Investments (continued)

Common Stocks	Shares	Value
Building Products — 0.6%
Asahi Glass Co. Ltd.	4,200	$177,378
Geberit AG	3,721	1,737,559
Johnson Controls International PLC	22,784	987,914

		2,902,851
Capital Markets — 2.1%
Ameriprise Financial, Inc.	2,328	296,331
Bank of New York Mellon Corp.	11,018	562,138
Brookfield Asset Management, Inc., Class A	9,803	384,697
Charles Schwab Corp.	7,008	301,064
Franklin Resources, Inc.	76,848	3,442,022
Goldman Sachs Group, Inc.	3,958	878,280
Macquarie Group Ltd.	5,750	391,021
Moody’s Corp.	11,495	1,398,712
S&P Global, Inc.	9,731	1,420,629
SEI Investments Co.	4,452	239,429
State Street Corp.	6,402	574,451
Thomson Reuters Corp.	11,723	542,758
UBS Group AG, Registered Shares (d)	24,936	424,059

		10,855,591
Chemicals — 1.7%
Axalta Coating Systems Ltd. (d)	1,587	50,847
Celanese Corp., Class A	15,570	1,478,216
Croda International PLC	2,210	111,920
Daicel Corp.	600	7,499
Dow Chemical Co.	17,748	1,119,366
E.I. du Pont de Nemours & Co.	7,698	621,306
Frutarom Industries Ltd.	309	21,572
International Flavors & Fragrances, Inc.	3,876	523,260
Kuraray Co. Ltd.	4,900	89,224
LyondellBasell Industries NV, Class A	21,494	1,813,879
Mitsubishi Chemical Holdings Corp.	49,600	413,255
Monsanto Co.	2,884	341,350
Mosaic Co.	2,140	48,856
Orica Ltd.	16,369	260,119
PPG Industries, Inc.	5,812	639,088
Praxair, Inc.	3,025	400,964
Shin-Etsu Chemical Co. Ltd.	2,400	218,431
Tosoh Corp.	12,000	123,675
WR Grace & Co.	5,295	381,293

		8,664,120
Commercial Services & Supplies — 0.3%
Brambles Ltd.	216,854	1,621,541
Communications Equipment — 0.5%
Cisco Systems, Inc.	72,133	2,257,763
F5 Networks, Inc. (d)	900	114,354
Juniper Networks, Inc.	1,505	41,959
Motorola Solutions, Inc.	2,713	235,326

		2,649,402
Construction & Engineering — 0.3%
CK Infrastructure Holdings Ltd.	6,000	50,402
Eiffage SA	17,186	1,561,197

		1,611,599
Construction Materials — 0.0%
LafargeHolcim Ltd.	3,565	204,892
Consumer Finance — 0.1%
Acom Co. Ltd. (d)	1,600	7,324
American Express Co.	2,831	238,483
Navient Corp.	23,598	392,907

		638,714

Common Stocks	Shares	Value
Containers & Packaging — 0.5%
Avery Dennison Corp.	13,248	$1,170,726
Ball Corp.	5,528	233,337
Crown Holdings, Inc. (d)	18,255	1,089,093

		2,493,156
Distributors — 0.0%
Jardine Cycle & Carriage Ltd.	800	25,757
Diversified Financial Services — 1.0%
EURAZEO SE	30,271	2,271,172
Hong Kong Exchanges and Clearing Ltd.	9,200	237,676
ORIX Corp.	45,600	709,530
Singapore Exchange Ltd.	6,500	34,642
Wendel SA	13,216	1,954,777

		5,207,797
Diversified Telecommunication Services — 0.7%
AT&T Inc.	15,256	575,609
Bezeq The Israeli Telecommunication Corp. Ltd.	16,855	27,959
BT Group PLC	9,984	38,391
Deutsche Telekom AG, Registered Shares	8,176	147,373
HKT Trust & HKT Ltd. (e)	30,000	39,347
Nippon Telegraph & Telephone Corp.	25,000	1,180,103
Orange SA	10,805	171,961
Singapore Telecommunications Ltd.	65,900	186,107
Spark New Zealand Ltd.	14,804	41,020
Telefonica SA	99,702	1,032,079
Telenor ASA	14,020	232,595

		3,672,544
Electric Utilities — 0.4%
Chubu Electric Power Co., Inc.	5,200	69,153
Chugoku Electric Power Co., Inc.	2,200	24,291
CLP Holdings Ltd.	13,500	142,754
Contact Energy Ltd.	5,795	22,124
EDP - Energias de Portugal SA	19,049	62,314
Endesa SA	2,670	61,593
Enel SpA (d)	149,939	804,199
Iberdrola SA	44,696	354,191
Kansai Electric Power Co., Inc.	5,700	78,600
Kyushu Electric Power Co., Inc.	3,400	41,323
Mighty River Power Ltd.	5,678	13,814
Power Assets Holdings Ltd.	11,500	101,510
Tohoku Electric Power Co., Inc.	3,600	49,893
Tokyo Electric Power Co. Holdings, Inc. (d)	11,500	47,476

		1,873,235
Electrical Equipment — 0.2%
Eaton Corp PLC	412	32,066
Emerson Electric Co.	6,887	410,603
Mitsubishi Electric Corp.	33,400	483,051
Rockwell Automation, Inc.	1,739	281,648
Vestas Wind Systems A/S	351	32,421

		1,239,789
Electronic Equipment, Instruments & Components — 0.4%
Flex Ltd. (d)	69,800	1,138,438
Hitachi High-Technologies Corp.	1,600	62,309
Hitachi Ltd.	55,000	339,113
Omron Corp.	1,100	47,882
TE Connectivity Ltd	5,848	460,121
Yokogawa Electric Corp.	500	8,047

		2,055,910

2	BLACKROCK TACTICAL OPPORTUNITIES FUND	JUNE 30, 2017

Schedule of Investments (continued)

Common Stocks	Shares	Value
Energy Equipment & Services — 0.4%
Baker Hughes, Inc.	6,130	$334,146
Core Laboratories NV	1,731	175,298
Schlumberger Ltd.	18,050	1,188,412
TechnipFMC PLC (d)	9,034	245,725
Tenaris SA	20,684	322,955

		2,266,536
Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.	7,725	1,022,172
Ascendas Real Estate Investment Trust	19,100	36,190
Brixmor Property Group, Inc.	2,447	43,752
CapitaLand Commercial Trust	16,600	20,006
CapitaLand Mall Trust	19,900	28,539
Japan Prime Realty Investment Corp.	7	24,241
Japan Real Estate Investment Corp.	10	49,700
Japan Retail Fund Investment Corp.	20	36,908
Link REIT	18,000	136,927
Nippon Building Fund, Inc.	11	56,137
Nippon Prologis REIT, Inc.	13	27,671
Nomura Real Estate Master Fund, Inc.	32	43,729
Suntec Real Estate Investment Trust	19,100	25,922
United Urban Investment Corp.	24	34,240

		1,586,134
Food & Staples Retailing — 0.7%
Alimentation Couche-Tard, Inc., Class B	19,423	931,010
Distribuidora Internacional de Alimentacion SA	32,070	200,129
Seven & i Holdings Co. Ltd.	2,500	103,161
Walgreens Boots Alliance, Inc.	4,019	314,728
Wal-Mart Stores, Inc.	25,109	1,900,249

		3,449,277
Food Products — 0.9%
Associated British Foods PLC	9,918	379,536
Chocoladefabriken Lindt & Spruengli AG	8	46,386
Kellogg Co.	11,514	799,762
Mondelez International, Inc., Class A	27,947	1,207,031
Nestle SA, Registered Shares	22,395	1,953,240
Wilmar International Ltd.	10,500	25,540

		4,411,495
Gas Utilities — 0.1%
Gas Natural SDG SA	2,830	66,246
Hong Kong & China Gas Co. Ltd.	67,650	127,228
Osaka Gas Co. Ltd.	15,000	61,423
Toho Gas Co. Ltd.	3,000	21,852
Tokyo Gas Co. Ltd.	16,000	83,339

		360,088
Health Care Equipment & Supplies — 0.5%
Baxter International, Inc.	3,907	236,530
Becton Dickinson and Co.	839	163,697
Boston Scientific Corp. (d)	7,649	212,030
Coloplast A/S, Class B	3,831	320,216
CR Bard, Inc.	72	22,760
CYBERDYNE, Inc. (d)	900	11,993
Danaher Corp.	3,360	283,550
Edwards Lifesciences Corp. (d)	1,680	198,643
Hoya Corp.	15,600	812,157
IDEXX Laboratories, Inc. (d)	161	25,989
Medtronic PLC	1,453	128,954
Smith & Nephew PLC	1,445	24,953
Varian Medical Systems, Inc. (d)	3,705	382,319
Zimmer Biomet Holdings, Inc.	273	35,053

		2,858,844

Common Stocks	Shares	Value
Health Care Providers & Services — 0.6%
Aetna, Inc.	2,818	$427,857
Alfresa Holdings Corp.	1,900	36,733
Anthem, Inc.	2,116	398,083
Express Scripts Holding Co. (d)	697	44,496
HCA Healthcare, Inc. (d)	20,514	1,788,821
McKesson Corp.	863	141,998
Ryman Healthcare Ltd.	3,010	18,285
UnitedHealth Group, Inc.	351	65,082

		2,921,355
Hotels, Restaurants & Leisure — 0.7%
Aristocrat Leisure Ltd.	41,873	725,948
Carnival Corp.	16,307	1,069,250
Domino’s Pizza Enterprises Ltd.	13,677	547,293
Domino’s Pizza, Inc.	412	87,150
Galaxy Entertainment Group Ltd.	19,000	115,317
InterContinental Hotels Group PLC	8,747	485,755
Melco Resorts & Entertainment Ltd. — ADR	1,981	44,473
MGM China Holdings Ltd.	7,600	16,901
Sands China Ltd.	19,200	87,889
Starbucks Corp.	11,103	647,416

		3,827,392
Household Durables — 0.4%
Casio Computer Co. Ltd.	5,100	78,602
Electrolux AB, Class B	9,482	310,927
Nikon Corp.	12,600	201,967
Panasonic Corp.	45,600	621,312
Sekisui Chemical Co. Ltd.	13,800	247,620
Sharp Corp. (d)	31,000	114,908
Sony Corp.	9,400	358,551
Whirlpool Corp.	716	137,200

		2,071,087
Household Products — 0.8%
Colgate-Palmolive Co.	20,601	1,527,152
Lion Corp.	10,500	217,790
Procter & Gamble Co.	28,395	2,474,624

		4,219,566
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	75,674	840,738
Electric Power Development Co. Ltd.	1,100	27,245
Meridian Energy Ltd.	10,391	22,156

		890,139
Industrial Conglomerates — 1.3%
3M Co.	10,983	2,286,551
CK Hutchison Holdings Ltd.	112,000	1,405,549
DCC PLC	10,933	995,662
General Electric Co.	61,418	1,658,900
Honeywell International, Inc.	4,753	633,527
Toshiba Corp. (d)	7,000	16,957

		6,997,146
Insurance — 4.2%
Aflac, Inc.	60,973	4,736,383
AIA Group Ltd.	97,000	709,687
Allianz SE, Registered Shares	2,718	536,377
American International Group, Inc.	14,667	916,981
Aon PLC	8,654	1,150,549
Athene Holding Ltd., Class A (d)	859	42,615
Aviva PLC	260,978	1,790,154
AXA SA	3,784	103,619
CNP Assurances	91,346	2,050,376
Dai-ichi Life Insurance Co. Ltd.	9,200	166,993

BLACKROCK TACTICAL OPPORTUNITIES FUND	JUNE 30, 2017	3

Schedule of Investments (continued)

Common Stocks	Shares	Value
Insurance (continued)
Great-West Lifeco, Inc.	13,325	$361,177
Manulife Financial Corp.	15,179	284,548
Mapfre SA	204,646	716,306
MetLife, Inc.	4,572	251,186
MS&AD Insurance Group Holdings, Inc.	10,900	367,643
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,295	262,048
Poste Italiane SpA	238,895	1,638,105
Power Financial Corp.	3,664	94,002
Prudential Financial, Inc.	16,117	1,742,892
Reinsurance Group of America, Inc.	516	66,249
Sompo Holdings, Inc.	15,200	589,986
Swiss Re AG	463	42,431
T&D Holdings, Inc.	18,800	287,492
Tokio Marine Holdings, Inc.	15,000	624,199
Trisura Group Ltd. (d)	86	1,431
UnipolSai Assicurazioni SpA	225,567	494,862
Willis Towers Watson PLC	1,067	155,206
WR Berkley Corp.	779	53,883
XL Group Ltd.	29,233	1,280,405
Zurich Insurance Group AG	236	68,876

		21,586,661
Internet & Direct Marketing Retail — 0.6%
Amazon.com, Inc. (d)	3,372	3,264,096
Netflix, Inc. (d)	568	84,865

		3,348,961
Internet Software & Services — 1.1%
Alphabet, Inc., Class A (d)	2,952	2,744,415
eBay, Inc. (d)	12,024	419,878
Facebook, Inc., Class A (d)	9,915	1,496,967
MercadoLibre, Inc.	3,009	754,898
Mixi, Inc.	1,900	105,734
VeriSign, Inc. (d)	2,591	240,859

		5,762,751
IT Services — 1.7%
Accenture PLC, Class A	9,601	1,187,452
CGI Group, Inc., Class A (d)	35,467	1,812,186
Fujitsu Ltd.	79,000	584,305
International Business Machines Corp.	13,357	2,054,707
Mastercard, Inc., Class A	16,027	1,946,479
Western Union Co.	52,037	991,305

		8,576,434
Leisure Products — 0.1%
Bandai NamCo. Holdings, Inc.	7,900	269,922
Hasbro, Inc.	2,167	241,642

		511,564
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.	333	19,750
Mettler-Toledo International, Inc. (d)	1,152	677,998
Waters Corp. (d)	324	59,564

		757,312
Machinery — 1.7%
AGCO Corp.	21,878	1,474,359
ANDRITZ AG	6,449	389,087
Atlas Copco AB, Class A	19,910	765,575
Atlas Copco AB, Class B	3,122	107,911
Caterpillar, Inc.	310	33,313
CNH Industrial NV	23,882	270,840
Cummins, Inc.	59	9,571
Flowserve Corp.	712	33,058

Common Stocks	Shares	Value
Machinery (continued)
Illinois Tool Works, Inc.	11,050	$1,582,913
Makita Corp.	18,100	670,316
PACCAR, Inc.	1,293	85,390
Schindler Holding AG	160	33,257
Stanley Black & Decker, Inc.	6,993	984,125
WABCO Holdings, Inc. (d)	16,206	2,066,427
Xylem, Inc.	5,401	299,377

		8,805,519
Marine — 0.1%
AP Moeller — Maersk A/S, Class A	30	57,243
AP Moller — Maersk A/S, Class B	44	88,595
Kuehne + Nagel International AG	2,346	392,213

		538,051
Media — 1.0%
Discovery Communications, Inc., Class A (d)	26,187	676,410
Liberty Global PLC, Class A (d)	53,233	1,709,844
Omnicom Group, Inc.	1,657	137,365
Scripps Networks Interactive, Inc., Class A	7,840	535,550
Sky PLC	105,311	1,363,904
Time Warner, Inc.	8,184	821,755
Walt Disney Co.	1,853	196,881

		5,441,709
Metals & Mining — 0.9%
Antofagasta PLC	60,031	626,305
BHP Billiton Ltd.	29,756	530,367
Boliden AB	7,241	197,932
Franco-Nevada Corp.	2,641	190,560
Mitsubishi Materials Corp.	8,200	248,841
Newmont Mining Corp.	5,473	177,270
Norsk Hydro ASA	71,416	395,217
Rio Tinto Ltd.	2,406	116,928
Rio Tinto PLC	315	13,341
South32 Ltd.	34,003	70,029
Teck Resources Ltd., Class B	9,920	171,963
voestalpine AG	30,105	1,403,191
Wheaton Precious Metals Corp.	15,825	314,352

		4,456,296
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc.	8,177	98,533
Multiline Retail — 0.1%
Macy’s, Inc.	12,589	292,568
Nordstrom, Inc.	7,529	360,112
Target Corp.	2,279	119,169

		771,849
Multi-Utilities — 1.2%
AGL Energy Ltd.	224,363	4,396,716
E.ON SE	52,106	491,880
Engie SA	1,038	15,667
Innogy SE	15,712	618,370
RWE AG (d)	12,041	240,529
Sempra Energy	1,946	219,412

		5,982,574
Oil, Gas & Consumable Fuels — 2.6%
BP PLC	237,865	1,373,005
ConocoPhillips	4,064	178,653
Devon Energy Corp.	3,991	127,592
Enbridge, Inc.	4,459	177,631
Eni SpA	20,301	305,082
Exxon Mobil Corp.	58,430	4,717,054

4	BLACKROCK TACTICAL OPPORTUNITIES FUND	JUNE 30, 2017

Schedule of Investments (continued)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Idemitsu Kosan Co. Ltd.	11,100	$315,781
Longview Energy Co. (Acquired 8/13/04, cost $48,000) (c)(f)	3,200	6,976
Matador Resources Co. (d)	939	20,066
Neste Oyj	41,149	1,623,783
OMV AG	4,143	215,199
Phillips 66	5,932	490,517
Repsol SA	9,906	151,870
Royal Dutch Shell PLC, B Shares	7,272	195,228
Royal Dutch Shell PLC, Class A	9,956	264,519
Showa Shell Sekiyu KK	44,400	412,403
Statoil ASA	31,841	527,992
TOTAL SA	21,459	1,065,378
TransCanada Corp.	8,876	423,129
Valero Energy Corp.	6,489	437,748
Vermilion Energy, Inc.	8,316	263,819

		13,293,425
Paper & Forest Products — 0.6%
Mondi PLC	47,610	1,248,425
Stora Enso OYJ, Class R	56,865	734,814
UPM-Kymmene OYJ	40,160	1,145,153

		3,128,392
Personal Products — 0.3%
Estee Lauder Cos., Inc., Class A	6,137	589,029
Kao Corp.	6,900	410,263
Shiseido Co. Ltd.	5,000	178,238
Unilever PLC	9,998	541,073

		1,718,603
Pharmaceuticals — 4.1%
Astellas Pharma, Inc.	71,300	873,903
AstraZeneca PLC	22,061	1,477,731
Bayer AG, Registered Shares	3,994	517,664
Bristol-Myers Squibb Co.	12,129	675,828
Eli Lilly & Co.	7,979	656,672
GlaxoSmithKline PLC	83,185	1,770,789
H Lundbeck A/S	556	31,212
Johnson & Johnson	23,789	3,147,047
Merck & Co., Inc.	38,174	2,446,572
Novartis AG, Registered Shares	21,213	1,771,850
Novo Nordisk A/S, Class B	36,236	1,556,962
Orion Oyj, Class B	13,949	891,075
Pfizer, Inc.	72,409	2,432,218
Recordati SpA	2,057	83,451
Roche Holding AG	8,726	2,229,623
Sanofi	2,113	202,468
Shionogi & Co. Ltd.	4,900	273,214
Taro Pharmaceutical Industries Ltd.	115	12,887
Teva Pharmaceutical Industries Ltd. — ADR	7,332	243,569

		21,294,735
Professional Services — 0.8%
ManpowerGroup, Inc.	38,338	4,280,438
Real Estate Management & Development — 0.4%
Aeon Mall Co. Ltd.	900	17,781
Azrieli Group Ltd.	339	18,831
CapitaLand Ltd.	20,000	50,820
CBRE Group, Inc., Class A (d)	5,202	189,353
Cheung Kong Property Holdings Ltd.	21,500	168,244
City Developments Ltd.	3,300	25,706
Daito Trust Construction Co. Ltd.	500	77,898
Daiwa House Industry Co. Ltd.	4,500	154,015
Global Logistic Properties Ltd.	21,400	44,458

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Hang Lung Group Ltd.	7,000	$28,963
Hang Lung Properties Ltd.	18,000	44,985
Henderson Land Development Co. Ltd.	10,120	56,428
Hongkong Land Holdings Ltd.	9,400	67,774
Hulic Co. Ltd.	2,400	24,578
Hysan Development Co. Ltd.	5,000	23,862
Jones Lang LaSalle, Inc.	689	86,125
Kerry Properties Ltd.	5,500	18,675
Mitsubishi Estate Co. Ltd.	10,300	192,536
Mitsui Fudosan Co. Ltd.	7,200	172,501
New World Development Co. Ltd.	44,000	55,774
Nomura Real Estate Holdings, Inc.	1,000	19,680
Sino Land Co. Ltd.	26,000	42,598
Sumitomo Realty & Development Co. Ltd.	2,000	61,936
Sun Hung Kai Properties Ltd.	12,000	176,282
Swire Pacific Ltd., Class A	4,500	43,927
Swire Properties Ltd.	9,400	30,986
Swiss Prime Site AG	574	52,188
Tokyo Tatemono Co. Ltd.	1,600	21,032
Tokyu Fudosan Holdings Corp.	4,100	24,315
UOL Group Ltd.	3,900	21,639
Wharf Holdings Ltd.	10,000	82,747
Wheelock & Co. Ltd.	7,000	52,798

		2,149,435
Road & Rail — 0.1%
Central Japan Railway Co.	3,800	620,604
Kansas City Southern	120	12,558
Kyushu Railway Co.	1,200	38,921

		672,083
Semiconductors & Semiconductor Equipment — 0.9%
Analog Devices, Inc.	2,858	222,352
Applied Materials, Inc.	4,810	198,701
Maxim Integrated Products, Inc.	7,356	330,284
Microchip Technology, Inc.	18,771	1,448,746
Qorvo, Inc. (d)	11,688	740,084
Rohm Co. Ltd.	1,200	92,522
Texas Instruments, Inc.	13,951	1,073,250
Xilinx, Inc.	4,754	305,777

		4,411,716
Software — 1.7%
Activision Blizzard, Inc.	4,361	251,063
Adobe Systems, Inc. (d)	4,502	636,763
ANSYS, Inc. (d)	5,482	667,050
Autodesk, Inc. (d)	4,314	434,937
Cadence Design Systems, Inc. (d)	10,862	363,768
Check Point Software Technologies Ltd. (d)	1,053	114,861
Electronic Arts, Inc. (d)	1,029	108,786
Microsoft Corp.	62,055	4,277,451
Nintendo Co. Ltd.	300	100,437
Oracle Corp.	28,778	1,442,929
VMware, Inc., Class A (d)	6,179	540,230

		8,938,275
Specialty Retail — 0.8%
Bed Bath & Beyond, Inc.	8,961	272,414
Best Buy Co., Inc.	12,885	738,697
Foot Locker, Inc.	9,896	487,675
Gap, Inc.	25,108	552,125
Hennes & Mauritz AB, Class B	1,673	41,711
Home Depot, Inc.	10,975	1,683,565
Kingfisher PLC	17,970	70,387
Lowe’s Cos., Inc.	2,168	168,085

BLACKROCK TACTICAL OPPORTUNITIES FUND	JUNE 30, 2017	5

Schedule of Investments (continued)

Common Stocks	Shares	Value
Specialty Retail (continued)
Staples, Inc.	17,701	$178,249
Tiffany & Co.	1,490	139,866

		4,332,774
Technology Hardware, Storage & Peripherals — 2.0%
Apple Inc.	37,981	5,470,024
Brother Industries Ltd.	15,300	354,394
Canon, Inc.	26,200	891,201
FUJIFILM Holdings Corp.	1,700	61,298
Hewlett Packard Enterprise Co.	56,654	939,890
HP, Inc.	81,668	1,427,557
Konica Minolta, Inc.	37,800	315,360
Seiko Epson Corp.	27,900	622,516
Western Digital Corp.	682	60,425

		10,142,665
Textiles, Apparel & Luxury Goods — 0.9%
adidas AG	362	69,413
Gildan Activewear, Inc.	3,876	119,107
Hermes International	3,130	1,546,148
HUGO BOSS AG	5,549	388,999
NIKE, Inc., Class B	26,091	1,539,369
Pandora A/S	2,109	196,822
PVH Corp.	307	35,152
Ralph Lauren Corp.	5,898	435,272
Swatch Group AG	399	29,148
Swatch Group AG	248	91,726

		4,451,156
Tobacco — 1.5%
British American Tobacco PLC	14,394	980,854
Imperial Brands PLC	39,555	1,777,498
Japan Tobacco, Inc.	11,500	404,203
Philip Morris International, Inc.	37,997	4,462,748

		7,625,303
Trading Companies & Distributors — 0.1%
Finning International, Inc.	3,695	72,430
Mitsubishi Corp.	5,700	119,820
Toyota Tsusho Corp.	3,900	117,257

		309,507
Transportation Infrastructure — 0.3%
Aena SA	688	134,349
Atlantia SpA	52,276	1,470,497
Auckland International Airport Ltd.	7,756	40,527

		1,645,373

Common Stocks	Shares	Value
Wireless Telecommunication Services — 0.6%
KDDI Corp.	3,100	$81,988
Millicom International Cellular SA	531	31,408
NTT DOCOMO, Inc.	34,500	815,949
StarHub Ltd.	4,900	9,681
Vodafone Group PLC	681,608	1,935,745

		2,874,771
Total Common Stocks — 55.0%		284,878,480

Other Interests (g)		Beneficial Interest (000)	Value
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII (c)(d)(h)	USD	110	—
Lehman Brothers Holdings, Inc. (c)(d)(h)		190	—
Total Other Interests — 0.0%			—

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Notes:
1.50%, 3/31/19		34,908	34,990,685
3.63%, 8/15/19-2/15/20		102,403	107,588,990
Total U.S. Treasury Obligations — 27.6%			142,579,675
Total Long-Term Investments (Cost — $408,769,916) — 82.6%			427,458,155

Short-Term Securities		Shares	Value
Money Market Funds — 3.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.84% (i)(j)		16,752,961	16,752,961
Total Short-Term Securities (Cost — $16,752,961) — 3.2%			16,752,961
Total Investments (Cost — $425,522,877*) — 85.8%			444,211,116
Other Assets Less Liabilities — 14.2%			73,260,551

Net Assets — 100.0%			$517,471,667

Notes to Schedule of Investments

*	As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$427,266,294

Gross unrealized appreciation	$21,033,032
Gross unrealized depreciation	(4,088,210)

Net unrealized appreciation	$16,944,822

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Non-income producing security.

(e)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

6	BLACKROCK TACTICAL OPPORTUNITIES FUND	JUNE 30, 2017

Schedule of Investments (continued)

(f)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $6,976 and an original cost of $48,000 which was 0.0% of its net assets.

(g)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(h)	Issuer filed for bankruptcy and/or is in default.

(i)	During the period ended June 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at June 30, 2017	Value at June 30, 2017	Income		Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	27,181,016	(10,428,055)	16,752,961	$16,752,961	$76,589		$336	—
SL Liquidity Series, LLC, Money Market Series	—	—	—	—	1,353	[2]	24	—
Total				$16,752,961	$77,942		$360	—

[1]	Includes net capital gain distributions.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(j)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
201	Amsterdam Exchanges Index	July 2017	USD	23,255,705	$(717,557)
(692)	CAC 40 10 Euro Index	July 2017	USD	40,439,249	1,145,585
173	CAC 40 10 Euro Index	July 2017	USD	10,109,812	(296,220)
44	Hang Seng Index	July 2017	USD	7,209,396	4,720
(113)	IBEX 35 Index	July 2017	USD	13,430,188	512,440
(1,435)	OMX Nordic Exchange	July 2017	USD	27,300,037	726,296
(2,237)	SGX MSCI Singapore Index	July 2017	USD	58,242,430	(193,560)
367	ASX SPI 200 Index	September 2017	USD	39,836,108	(305,934)
(223)	Australian Government Bonds (10 Year)	September 2017	USD	55,337,274	312,191
(297)	Canadian Government Bonds (10 Year)	September 2017	USD	32,189,505	543,768
(113)	DAX Index	September 2017	USD	39,751,468	1,256,633
29	DAX Index	September 2017	USD	10,201,704	(344,749)
100	Euro-BTP Italian Government Bond	September 2017	USD	15,435,046	32,460
568	Euro-Bund	September 2017	USD	105,011,947	(1,876,863)
(79)	Euro-Buxl	September 2017	USD	14,754,414	288,670
752	FTSE 100 Index	September 2017	USD	70,936,443	(1,994,070)
157	FTSE/MIB Index	September 2017	USD	18,379,189	(497,649)
(608)	Long Gilt British	September 2017	USD	99,438,035	1,772,098
189	Nikkei 225 Index	September 2017	USD	33,641,076	33,222
(1,730)	S&P 500 E-Mini Index	September 2017	USD	209,407,850	512,142
96	S&P 500 E-Mini Index	September 2017	USD	11,620,320	(26,328)
(75)	S&P/Toronto Stock Exchange 60 Index	September 2017	USD	10,285,318	113,590
1	TOPIX Index	September 2017	USD	143,276	(1,093)
(589)	U.S. Treasury Notes (5 Year)	September 2017	USD	69,405,367	137,175
979	U.S. Treasury Notes (10 Year)	September 2017	USD	122,895,094	(891,412)
Total					$245,555

BLACKROCK TACTICAL OPPORTUNITIES FUND	JUNE 30, 2017	7

Schedule of Investments (continued)

Forward Foreign Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	3,496,000	USD	2,651,038	Citibank N.A.	9/20/17	$33,164
CHF	1,437,000	USD	1,481,359	Citibank N.A.	9/20/17	25,293
CZK	3,463,000	USD	149,024	BNP Paribas S.A.	9/20/17	3,231
EUR	5,111,000	USD	5,714,329	Citibank N.A.	9/20/17	148,974
GBP	914,000	USD	1,172,231	Citibank N.A.	9/20/17	21,277
SEK	4,542,000	USD	519,119	Citibank N.A.	9/20/17	22,579
SGD	2,443,000	USD	1,760,067	Citibank N.A.	9/20/17	16,717
USD	856,076	BRL	2,867,000	BNP Paribas S.A.	9/20/17	5,143
USD	596,543	BRL	1,998,000	Citibank N.A.	9/20/17	3,531
USD	4,136,923	INR	269,293,000	BNP Paribas S.A.	9/20/17	15,407
USD	42,887,091	JPY	4,728,602,000	Citibank N.A.	9/20/17	691,394
USD	51,029	KRW	57,771,000	BNP Paribas S.A.	9/20/17	474
USD	289,455	MXN	5,269,000	BNP Paribas S.A.	9/20/17	2,921
USD	110,958	MXN	2,011,000	Citibank N.A.	9/20/17	1,598
USD	313,008	MXN	5,689,000	Citibank N.A.	9/20/17	3,634
USD	61,339	ZAR	800,000	BNP Paribas S.A.	9/20/17	1,040

						996,377

BRL	2,415,000	USD	718,643	Citibank N.A.	9/20/17	(1,865)
JPY	179,950,000	USD	1,617,870	Citibank N.A.	9/20/17	(12,085)
MYR	2,748,000	USD	641,307	BNP Paribas S.A.	9/20/17	(3,377)
USD	13,937,793	AUD	18,305,000	Citibank N.A.	9/20/17	(116,645)
USD	1,090,757	AUD	1,440,000	Citibank N.A.	9/20/17	(14,864)
USD	905,666	BRL	3,053,000	Citibank N.A.	9/20/17	(472)
USD	21,930,075	CAD	28,975,000	Citibank N.A.	9/20/17	(442,704)
USD	957,866	CAD	1,267,000	Citibank N.A.	9/20/17	(20,437)
USD	11,069,596	CHF	10,710,000	Citibank N.A.	9/20/17	(159,527)
USD	32,457,606	EUR	28,843,000	BNP Paribas S.A.	9/20/17	(630,879)
USD	929,766	EUR	827,000	Citibank N.A.	9/20/17	(18,962)
USD	23,463,504	GBP	18,288,000	Citibank N.A.	9/20/17	(417,083)
USD	1,058,144	GBP	837,000	Citibank N.A.	9/20/17	(34,816)
USD	1,028,887	NOK	8,691,000	Citibank N.A.	9/20/17	(13,810)
USD	233,770	NZD	323,000	Citibank N.A.	9/20/17	(2,563)
USD	1,647,294	PLN	6,193,000	BNP Paribas S.A.	9/20/17	(23,341)
USD	2,658,251	SEK	23,009,000	Citibank N.A.	9/20/17	(85,898)
USD	986,133	SEK	8,544,000	Citibank N.A.	9/20/17	(32,860)
USD	1,412,684	SGD	1,959,000	Citibank N.A.	9/20/17	(12,089)
USD	2,833,299	SGD	3,911,000	Citibank N.A.	9/20/17	(11,156)

						(2,055,433)
Net Unrealized Depreciation						$(1,059,056)

8	BLACKROCK TACTICAL OPPORTUNITIES FUND	JUNE 30, 2017

Schedule of Investments (continued)

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
7.55%[1]	28-day MXIBTIIE	9/20/17[2]	9/14/22	MXN	3,334,838	$(5,835,547)
6.70%[1]	28-day MXIBTIIE	9/20/17[2]	9/14/22	MXN	1,215,000	262,692
7.24%[1]	28-day MXIBTIIE	9/20/17[2]	9/14/22	MXN	546,000	(570,716)
7.33%[1]	28-day MXIBTIIE	9/20/17[2]	9/14/22	MXN	124,000	(155,445)
1.92%[3]	3-month LIBOR	9/20/17[2]	9/19/22	USD	154,000	(603,509)
	3-month Canadian
	Bankers
1.44%[3]	Acceptances	9/20/17[2]	9/20/22	CAD	85,178	(1,124,279)
	3-month Canadian
	Bankers
1.35%[3]	Acceptances	9/20/17[2]	9/20/22	CAD	27,000	(449,782)
	3-month Canadian
	Bankers
1.39%[3]	Acceptances	9/20/17[2]	9/20/22	CAD	25,000	(384,279)
	3-month Canadian
	Bankers
1.59%[3]	Acceptances	9/20/17[2]	9/20/22	CAD	11,000	(84,481)
0.36%[3]	6-month EURIBOR	9/20/17[2]	9/20/22	EUR	148,000	220,678
0.21%[3]	6-month EURIBOR	9/20/17[2]	9/20/22	EUR	105,000	(762,505)
0.28%[3]	6-month EURIBOR	9/20/17[2]	9/20/22	EUR	92,000	(278,696)
0.41%[3]	6-month EURIBOR	9/20/17[2]	9/20/22	EUR	53,000	239,727
0.32%[3]	6-month EURIBOR	9/20/17[2]	9/20/22	EUR	52,000	(29,590)
0.29%[3]	6-month EURIBOR	9/20/17[2]	9/20/22	EUR	5,000	(11,855)
0.30%[3]	6-month EURIBOR	9/20/17[2]	9/20/22	EUR	4,000	(7,426)
0.90%[1]	6-month GBP LIBOR	9/20/17[2]	9/20/22	GBP	148,020	1,392,176
0.85%[1]	6-month GBP LIBOR	9/20/17[2]	9/20/22	GBP	58,000	749,369
0.39%[1]	3-month STIBOR	9/20/17[2]	9/20/22	SEK	349,000	274,692
0.54%[1]	3-month STIBOR	9/20/17[2]	9/20/22	SEK	263,481	(25,836)
0.53%[1]	3-month STIBOR	9/20/17[2]	9/20/22	SEK	186,000	(10,023)
0.43%[1]	3-month STIBOR	9/20/17[2]	9/20/22	SEK	138,000	71,975
0.45%[1]	3-month STIBOR	9/20/17[2]	9/20/22	SEK	11,000	4,633
Total						$(7,118,027)

[1]	The Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

[3]	The Fund pays the floating rate and receives the fixed rate.

OTC Interest Rate Swaps
Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
		BNP Paribas
10.47%[1]	1-day BZDIOVER	S.A.	N/A	1/04/21	BRL	87,419	$488,972	—	$488,972
		Credit Suisse
10.50%[1]	1-day BZDIOVER	International	N/A	1/04/21	BRL	193,882	1,143,177	—	1,143,177
		Deutsche Bank
10.50%[1]	1-day BZDIOVER	AG	N/A	1/04/21	BRL	65,675	387,238	—	387,238
		JPMorgan
		Chase Bank
10.46%[1]	1-day BZDIOVER	N.A.	N/A	1/04/21	BRL	63,382	348,129	—	348,129
		Société
10.50%[1]	1-day BZDIOVER	Générale	N/A	1/04/21	BRL	172,013	1,014,235	—	1,014,235
	7-day China Fixing	Bank of
4.06%[2]	Repo Rates	America N.A.	9/20/17[3]	9/20/22	CNY	31,000	(52,134)	—	(52,134)

BLACKROCK TACTICAL OPPORTUNITIES FUND	JUNE 30, 2017	9

Schedule of Investments (continued)

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	7-day China Fixing	Deutsche Bank
3.66%[2]	Repo Rates	AG	9/20/17[3]	9/20/22	CNY	198,000	$200,967	—	$200,967
	7-day China Fixing	Deutsche Bank
4.17%[2]	Repo Rates	AG	9/20/17[3]	9/20/22	CNY	23,300	(55,475)	—	(55,475)
	7-day China Fixing	Goldman Sachs
4.03%[2]	Repo Rates	Bank USA	9/20/17[3]	9/20/22	CNY	136,000	(201,550)	—	(201,550)
	7-day China Fixing	Goldman Sachs
4.02%[2]	Repo Rates	Bank USA	9/20/17[3]	9/20/22	CNY	85,000	(120,309)	—	(120,309)
6.80%[1]	1-day MIBOR	Citibank N.A.	9/20/17[3]	9/20/22	INR	7,813,460	3,026,237	—	3,026,237
3.96%[2]	3-month KLIBOR	Citibank N.A.	9/20/17[3]	9/20/22	MYR	153,000	(182,443)	—	(182,443)
3.81%[2]	3-month KLIBOR	Citibank N.A.	9/20/17[3]	9/20/22	MYR	111,000	42,621	—	42,621
3.87%[2]	3-month KLIBOR	Citibank N.A.	9/20/17[3]	9/20/22	MYR	100,000	(24,659)	—	(24,659)
3.89%[2]	3-month KLIBOR	Citibank N.A.	9/20/17[3]	9/20/22	MYR	85,000	(34,360)	—	(34,360)
		Goldman Sachs
3.97%[2]	3-month KLIBOR	Bank USA	9/20/17[3]	9/20/22	MYR	67,000	(86,935)	—	(86,935)
		Goldman Sachs
4.05%[2]	3-month KLIBOR	Bank USA	9/20/17[3]	9/20/22	MYR	4,000	(8,658)	—	(8,658)
Total							$5,885,053	—	$5,885,053

[1]	The Fund pays the floating rate and receives the fixed rate.

[2]	The Fund pays the fixed rate and receives the floating rate.

[3]	Forward swap.

OTC Total Return Swaps
Reference Entity	Fixed Rate(Amount)/ Floating Rate	Counterparty	Expiration Date	Contract Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Taiwan Capital-
ization Weighted	TWD	Merrill Lynch
Stock Index	126,551,955[1]	International	7/19/17	TWD	62	$(18,831)	—	$(18,831)
Taiwan Capital-
ization Weighted	TWD	Merrill Lynch
Stock Index	238,512,358[1]	International	7/19/17	TWD	115	89,295	—	89,295
Taiwan Capital-
ization Weighted	TWD
Stock Index	241,379,440[1]	Bank of America N.A.	7/19/17	TWD	117	48,739	—	48,739
Taiwan Capital-
ization Weighted	TWD	Merrill Lynch
Stock Index	333,640,568[1]	International	7/19/17	TWD	168	(355,905)	—	(355,905)
Taiwan Capital-
ization Weighted	TWD	Merrill Lynch
Stock Index	81,244,706[2]	International	7/19/17	TWD	40	25,355	—	25,355
Taiwan Capital-
ization Weighted	TWD	Merrill Lynch
Stock Index	931,794,886[2]	International	7/19/17	TWD	469	981,023	—	981,023
	KRW	Merrill Lynch
KOSPI 200 Index	13,866,916,800[1]	International	9/14/17	KRW	181	(255,044)	—	(255,044)
	KRW	Merrill Lynch
KOSPI 200 Index	3,253,826,100[2]	International	9/14/17	KRW	42	27,640	—	27,640
	KRW	Merrill Lynch
KOSPI 200 Index	3,400,042,800[2]	International	9/14/17	KRW	44	36,584	—	36,584
	KRW
KOSPI 200 Index	3,610,021,350[2]	Bank of America N.A.	9/14/17	KRW	46	(10,201)	—	(10,201)
	KRW	Merrill Lynch
KOSPI 200 Index	34,933,409,875[1]	International	9/14/17	KRW	455	(575,943)	—	(575,943)
	KRW	Merrill Lynch
KOSPI 200 Index	384,735,500[1]	International	9/14/17	KRW	5	(5,585)	—	(5,585)
	KRW	Merrill Lynch
KOSPI 200 Index	8,989,558,625[2]	International	9/14/17	KRW	115	5,520	—	5,520
Total						$(7,353)	—	$(7,353)

[1]	The Fund pays the total return of the reference entity and receives the fixed amount. Net payment made at termination.

[2]	The Fund receives the total return of the reference entity and pays the fixed amount. Net payment made at termination.

10	BLACKROCK TACTICAL OPPORTUNITIES FUND	JUNE 30, 2017

Schedule of Investments (continued)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	—	—	—
Common Stocks:
Aerospace & Defense	$1,078,225	$2,314,874	—	$3,393,099
Air Freight & Logistics	1,641,873	851,294	—	2,493,167
Airlines	1,062,044	686,686	—	1,748,730
Auto Components	5,252,719	1,336,575	—	6,589,294
Automobiles	—	4,823,841	—	4,823,841
Banks	10,047,009	6,390,257	—	16,437,266
Beverages	4,695,976	1,250,424	—	5,946,400
Biotechnology	3,517,835	446,026	—	3,963,861
Building Products	987,914	1,914,937	—	2,902,851
Capital Markets	10,040,511	815,080	—	10,855,591
Chemicals	7,418,425	1,245,695	—	8,664,120
Commercial Services & Supplies	—	1,621,541	—	1,621,541
Communications Equipment	2,649,402	—	—	2,649,402
Construction & Engineering	—	1,611,599	—	1,611,599
Construction Materials	—	204,892	—	204,892
Consumer Finance	631,390	7,324	—	638,714
Containers & Packaging	2,493,156	—	—	2,493,156
Distributors	—	25,757	—	25,757
Diversified Financial Services	2,271,172	2,936,625	—	5,207,797
Diversified Telecommunication Services	614,956	3,057,588	—	3,672,544
Electric Utilities	13,814	1,859,421	—	1,873,235
Electrical Equipment	724,317	515,472	—	1,239,789
Electronic Equipment, Instruments & Components	1,598,559	457,351	—	2,055,910
Energy Equipment & Services	1,943,581	322,955	—	2,266,536
Equity Real Estate Investment Trusts (REITs)	1,239,731	346,403	—	1,586,134
Food & Staples Retailing	3,145,987	303,290	—	3,449,277
Food Products	2,053,179	2,358,316	—	4,411,495
Gas Utilities	—	360,088	—	360,088
Health Care Equipment & Supplies.	1,689,525	1,169,319	—	2,858,844
Health Care Providers & Services	2,884,622	36,733	—	2,921,355

BLACKROCK TACTICAL OPPORTUNITIES FUND	JUNE 30, 2017	11

Schedule of Investments (concluded)

	Level 1	Level 2	Level 3	Total
Hotels, Restaurants & Leisure	$1,848,289	$1,979,103	—	$3,827,392
Household Durables	137,200	1,933,887	—	2,071,087
Household Products	4,001,776	217,790	—	4,219,566
Independent Power and Renewable Electricity Producers	840,738	49,401	—	890,139
Industrial Conglomerates	4,578,978	2,418,168	—	6,997,146
Insurance	11,137,507	10,449,154	—	21,586,661
Internet & Direct Marketing Retail	3,348,961	—	—	3,348,961
Internet Software & Services.	5,657,017	105,734	—	5,762,751
IT Services	7,992,129	584,305	—	8,576,434
Leisure Products	241,642	269,922	—	511,564
Life Sciences Tools & Services	757,312	—	—	757,312
Machinery	6,568,533	2,236,986	—	8,805,519
Marine	—	538,051	—	538,051
Media	4,077,805	1,363,904	—	5,441,709
Metals & Mining	854,145	3,602,151	—	4,456,296
Mortgage Real Estate Investment Trusts (REITs)	98,533	—	—	98,533
Multiline Retail	771,849	—	—	771,849
Multi-Utilities	219,412	5,763,162	—	5,982,574
Oil, Gas & Consumable Fuels	6,816,143	6,470,306	$6,976	13,293,425
Paper & Forest Products	—	3,128,392	—	3,128,392
Personal Products	589,029	1,129,574	—	1,718,603
Pharmaceuticals	9,698,244	11,596,491	—	21,294,735
Professional Services	4,280,438	—	—	4,280,438
Real Estate Management & Development	343,252	1,806,183	—	2,149,435
Road & Rail	12,558	659,525	—	672,083
Semiconductors & Semiconductor Equipment	4,319,194	92,522	—	4,411,716
Software	8,837,838	100,437	—	8,938,275
Specialty Retail	4,220,676	112,098	—	4,332,774
Technology Hardware, Storage & Peripherals	7,897,896	2,244,769	—	10,142,665
Textiles, Apparel & Luxury Goods	2,158,048	2,293,108	—	4,451,156
Tobacco	4,462,748	3,162,555	—	7,625,303
Trading Companies & Distributors	72,430	237,077	—	309,507
Transportation Infrastructure	—	1,645,373	—	1,645,373
Wireless Telecommunication Services	—	2,874,771	—	2,874,771
Other Interests	—	—	—	—
U.S. Treasury Obligations	—	142,579,675	—	142,579,675
Short-Term Securities:
Money Market Funds	16,752,961	—	—	16,752,961

Total	$193,289,203	$250,914,937	$6,976	$444,211,116

Derivative Financial Instruments[1]
Assets:
Equity contracts	$4,304,628	$1,214,156	—	$5,518,784
Foreign currency exchange contracts	—	996,377	—	996,377
Interest rate contracts	3,086,362	9,867,518	—	12,953,880
Liabilities:
Equity contracts	(4,377,160)	(1,221,509)	—	(5,598,669)
Foreign currency exchange contracts	—	(2,055,433)	—	(2,055,433)
Interest rate contracts	(2,768,275)	(11,100,492)	—	(13,868,767)

Total	$245,555	$(2,299,383)	—	$(2,053,828)

[1]Derivativefinancial instruments are futures contracts, forward foreign currency exchange contracts and swaps. Futures contracts, forward foreign currency exchange contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument.

During	the period ended June 30, 2017, there were no transfers between levels.

BLACKROCK TACTICAL OPPORTUNITIES FUND	JUNE 30, 2017	12

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: August 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: August 22, 2017